Item 1. Schedule of Investments.


 T. Rowe Price Emerging Europe & Mediterranean Fund
 (Unaudited)                                                    July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                           Shares          Value
 (Cost and value in $ 000s)


 CANADA  1.9%
 Common Stocks  1.9%
 Telesystem International Wireless (USD) *ss.           166,100        1,769

 Total Canada (Cost $1,578)                                            1,769

 CZECH REPUBLIC  4.1%
 Common Stocks  4.1%
 Komercni Banka                                          29,276        2,984

 Zentiva, 144A *                                         41,000          812

 Total Czech Republic (Cost $3,420)                                    3,796

 EGYPT  12.6%
 Common Stocks  12.6%
 Commercial International Bank                           768,000       3,091

 Egyptian Company for Mobile Services                    98,115        1,411

 Orascom Construction Industries *                       213,700       3,492

 Orascom Telecommunications *                            174,200       3,562

 Total Egypt (Cost $9,845)                                            11,556

 ESTONIA  1.8%
 Common Stocks  1.8%
 Hansabank (EUR)                                         201,976       1,672

 Total Estonia (Cost $1,190)                                           1,672

 ISRAEL  33.2%
 Common Stocks  33.2%
 Bank Hapoalim                                           1,659,000     4,523

 Bank Leumi                                              813,100       1,622

 Check Point Software Technologies (USD) *               130,415       2,594

 Lipman Electronic Engineering (USD) *ss.                88,800        2,131

 Makhteshim-Agan Industries                              610,400       2,604

 NICE Systems ADR (USD) *ss.                             70,200        1,510

 Orbotech (USD) *ss.                                     100,800       1,715

 Partner Communications ADR (USD) *                      333,790       2,370

 Radware (USD) *                                         126,400       2,260

 Teva Pharmaceutical ADR (USD) ss.                       312,960       9,264

 Total Israel (Cost $29,225)                                          30,593

KAZAKHSTAN  4.7%
 Common Stocks  4.7%
 PetroKazakhstan (USD) ss.                             135,807         4,298

 Total Kazakhstan (Cost $3,808)                                        4,298

 RUSSIA  29.4%
 Common Stocks  29.4%
 AO VimpelCom ADR (USD) *                              54,200          4,740

 Gazprom ADR (USD)                                     86,800          2,561

 Lukoil (USD)                                          57,130          1,557

 Lukoil ADR (USD)                                      68,550          7,472

 MMC Norilsk Nickel (USD)                              68,000          3,427

 Mobile Telesystems ADR (USD)                          41,131          4,814

 Sibneft ADR (USD)                                     15,600          394

 YUKOS ADR (USD) ss.                                   120,845         2,069

 Total Russia (Cost $21,262)                                          27,034

 TURKEY  11.3%
 Common Stocks  11.3%
 Akbank                                                617,161,961     2,543

 Anadolu Efes Biracilik ve Malt Sanayii                93,887,750      1,291

 Arcelik *                                             110,921,700     593

 Dogan Yayin Holding *                                 320,605,030     1,092

 Dogus Otomotiv Servis ve Ticaret (Dogus Otomotiv) *   169,098,100     639

 Hurriyet Gazete *                                     550,745,781     1,003

 Turkcell Iletisim Hizmetleri *                        357,669,940     1,461

 Turkcell Iletisim Hizmetleri ADR (USD) ss.            6,300           188

 Turkiye Garanti Bankasi *                             509,284,008     1,578

 Total Turkey (Cost $6,621)                                            10,388

 SHORT-TERM INVESTMENTS  0.0%
 Money Market Funds  0.0%
 T. Rowe Price Reserve Investment Fund, 1.33% #        1,000           1

 Total Short-Term Investments (Cost $1)                                1

 SECURITIES LENDING COLLATERAL  16.4%
 Money Market Pooled Account 16.4%
 Investment in money market pooled account managed
 by JP Morgan Chase Bank, London, 1.32% #                15,079,537     15,080

 Total Securities Lending Collateral (Cost $15,080)                     15,080

 Total Investments in Securities
 115.4% of Net Assets (Cost $92,030)                                 $ 106,187

(1)     Denominated in currency of country of incorporation unless otherwise noted
 #      Seven-day yield
 *      Non-income producing
 ss.    All or a portion of this security is on
        loan at July 31, 2004 - See Note 2
 144A   Security was purchased pursuant to Rule
        144A under the Securities Act of 1933 and may
        be resold in transactions exempt from
        registration only to qualified institutional buyers
        -- total value of such securities at period-end
        amounts to $812 and represents 0.9% of net assets
 ADR    American Depository Receipts
 EUR    Euro
 USD    U.S. dollar


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Emerging Europe & Mediterranean Fund
Unaudited
July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Europe & Mediterranean Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets The fund may invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2004, the value of loaned securities was $15,010,000; aggregate collateral consisted of $15,080,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2004, the cost of investments for federal income tax purposes was $92,030,000. Net unrealized gain aggregated $14,151,000 at period-end, of which $16,263,000 related to appreciated investments and $2,112,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.



T. Rowe Price Emerging Markets Stock Fund
 (Unaudited)                                                   July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                         Shares           Value
 (Cost and value in $ 000s)


 EUROPE/FAR EAST  1.3%
 Common Stocks  1.3%
 iShares MSCI Emerging Markets Index Fund ss.          40,100          6,246

 Total Europe/Far East (Cost $6,294)                                   6,246

 ARGENTINA  0.8%
 Common Stocks  0.8%
 Quilmes Industrial ADR (USD)                          57,900          884

 Tenaris ADR (USD)                                     77,700          2,763

 Total Argentina (Cost $3,176)                                         3,647

 Common Stocks  8.4%
 Cia De Concessoes Rodoviaria                          99,100          1,084

 Companhia de Bebidas ADR (USD) ss.                    131,097         2,695

 Companhia Siderurgica Nacional                        204,766         2,976

 Companhia Vale do Rio Doce ADR (1 ADR represents 1
 common share) (USD) ss.                               45,800          2,469

 Companhia Vale do Rio Doce ADR (USD)                  40,700          1,795

 Embraer Aircraft ADR (USD)                            42,405          1,213

 Gol-Linhas Aereas Inteligentes ADR (USD) *            27,000          459

 Natura Cosmeticos *                                   66,800          1,147

 Petroleo Brasileiro (Petrobras) ADR (USD)             465,590         11,943

 Petroleo Brasileiro (Petrobras) ADR (1 ADR represents
1
 common share) (USD)                                   35,900          1,015

 Tele Centro Oeste Celular ADR (USD) ss.               1               0

 Tele Norte Leste Participacoes *                      249,440,700     3,069

 Tele Norte Leste Participacoes ADR (USD) ss.          258,600         3,377

 Telesp Celular Participacoes ADR (USD) *ss.           570,900         3,768

 Votorantim Celulose ADR (USD) ss.                     103,700         3,708

                                                                       40,718

 Preferred Stocks  2.4%
 Banco Itau Holding Financeira                         51,215,800      4,771

 Caemi Mineracao e Metalurgica *                       2,091,200       926

 Cia Energetica Minas Gerais (Cemig)                   200,905,000     3,696

 Cia Suzano de Papel e Celulose                        455,500         2,105

                                                                       11,498

 Total Brazil (Cost $47,390)                                           52,216

CHINA  4.1%
 Common Stocks  4.1%
 China Insurance (HKD)                                    3,976,000    1,644

 China Resources Enterprise (HKD) ss.                     1,784,000    2,196

 China Telecom, 144A (HKD) *                              5,480,000    1,809

 China Telecom (H shares) (HKD)                           6,854,000    2,263

 Cnooc (HKD)                                              10,253,000   4,929

 Pacific Basin Shipping, 144A (HKD) *                     2,685,000    792

 Panva Gas Holdings (HKD) *                               5,199,000    2,233

 Shanghai Forte Land Company (H shares) (HKD) *ss.        6,712,000    1,540

 tom.com (HKD) *ss.                                       10,198,000   2,340

 Total China (Cost $20,039)                                            19,746

 CZECH REPUBLIC  0.7%
 Common Stocks  0.7%
 Komercni Banka                                           24,134       2,460

 Zentiva 144A, *ss.                                       49,800       986

 Total Czech Republic (Cost $3,118)                                    3,446

 EGYPT  0.9%
 Common Stocks  0.9%
 Commercial International Bank                            39,758       160

 Egyptian Company for Mobile Services                     104,721      1,506

 Orascom Construction Industries *                        145,300      2,374

 Orascom Telecommunications *                             9,070        186

 Total Egypt (Cost $4,041)                                             4,226

 INDIA  7.3%
 Common Stocks  7.3%
 Arvind Mills *                                           1,774,157    2,915

 Ballarpur Industries GDR, 144A *                         652,650      915

 HDFC Bank                                                294,000      2,378

 Hindalco Industries                                      65,780       1,559

 I-Flex Solutions *                                       179,620      2,049

 I-Flex Solutions, 144A *                                 58,800       671

 ITC                                                      128,160      2,860

 Kotak Mahindra Finance                                   328,850      2,523

 Mahindra & Mahindra                                      240,800      2,342

Oil & Natural Gas *                                       82,000       1,263

 Oil & Natural Gas, (Regulation S shares) *               83,600       1,288

 Petronet LNG *                                           3,795,500    1,805

 Power Trading                                            1,372,600    1,475

 Tata Tea                                                 287,200      2,600

 UTI Bank                                                 915,400      2,524

 Zee Telefilms                                            1,949,300    5,906

 Total India (Cost $32,230)                                            35,073

 INDONESIA  1.0%
 Common Stocks  1.0%
 Indosat                                                  6,477,500    2,925

 Telekom Indonesia *                                      2,301,000    1,952

 Total Indonesia (Cost $3,839)                                         4,877

 ISRAEL  7.5%
 Common Stocks  7.5%
 Bank Hapoalim                                            2,187,098    5,963

 Check Point Software Technologies (USD) *                182,414      3,628

 Lipman Electronic Engineering (USD) *                    93,600       2,246

 Makhteshim-Agan Industries                               1,190,400    5,078

 NICE Systems ADR (USD) *ss.                                89,900       1,934

 Orbotech (USD) *                                         134,600      2,291

 Partner Communications ADR (USD) *ss.                      559,930      3,976

 Radware (USD) *                                          129,900      2,323

 Teva Pharmaceutical ADR (USD) ss.                          302,480      8,953

 Total Israel (Cost $35,886)                                           36,392

 KAZAKHSTAN  1.3%
 Common Stocks  1.3%
 PetroKazakhstan (USD) ss.                                  198,447      6,281

 Total Kazakhstan (Cost $5,659)                                        6,281

 MALAYSIA  6.4%
 Common Stocks  6.4%
 Astro All Asia *                                         2,327,600    2,805

 Astro All Asia (Regulation S shares) *                   536,000      646

 Berjaya Sports Toto                                      2,505,600    2,440

CIMB Berhad                                               1,770,200    2,516

 Hong Leong Bank                                          1,776,100    2,384

 IJM                                                      1,706,200    2,119

 Magnum                                                   3,719,700    2,369

 Malayan Banking Berhad                                   1,336,600    3,764

 Malaysian Industrial Development Finance Berhad          4,793,100    1,514

 MK Land Holdings                                         3,340,900    2,224

 Multi Purpose Holdings, Warrants, 2/26/09 *              355,350      46

 Multi-Purpose Holdings *                                 3,487,100    1,074

 Public Bank BHD                                          1,123,900    2,070

 Sime Darby                                               1,319,000    1,944

 Symphony House *                                         3,789,750    877

 Symphony House, Warrants, 4/28/09 *                      667,290      52

 Telekom Malaysia                                         624,000      1,691

 Telekom Malaysia (Regulation S shares)                   184,000      499

 Total Malaysia (Cost $31,032)                                         31,034

 MEXICO  8.6%
 Common Stocks  8.6%
 America Movil ADR, Series L (USD)                        356,040      12,721

 Cemex                                                    481,372      2,722

 Consorcio ARA *                                          794,800      2,160

 Grupo Aeroportuario del Sureste ADR (USD)                64,200       1,367

 Grupo Financiero Banorte                                 642,700      2,366

 Grupo Modelo, Series C                                   859,000      2,127

 Grupo Televisa ADR (USD)                                 110,569      5,197

 Telmex ADR (USD)                                         104,751      3,235

 Urbi Desarrollos Urbanos *                               612,500      2,116

 Wal-Mart de Mexico, Series V                             2,456,627    7,494

 Total Mexico (Cost $35,368)                                          41,505

 PERU  0.3%
 Common Stocks  0.3%
 Compania de Minas Buenaventura ADR, Series B (USD) ss.   70,700       1,522

 Total Peru (Cost $1,444)                                              1,522

 RUSSIA  6.3%
 Common Stocks  6.3%
 AO VimpelCom ADR (USD) *                                88,000       7,696

Gazprom ADR (USD) ss.                                    66,900       1,973

 Lukoil (USD)                                            86,520       2,358

 Lukoil ADR (USD)                                        52,160       5,685

 MMC Norilsk Nickel (USD)                                79,100       3,987

 Mobile Telesystems ADR (USD)                            51,660       6,047

 YUKOS ADR (USD) ss.                                     145,704      2,495

 Total Russia (Cost $26,254)                                          30,241

 SOUTH AFRICA  9.7%
 Common Stocks  9.7%
 ABSA Group                                              475,900      3,879

 African Bank Investments                                2,029,081    3,757

 Anglo American                                          237,410      5,048

 Impala Platinum Holdings                                102,860      8,142

 Investec                                                109,100      2,018

 Naspers (N shares)                                      1,006,500    7,229

 Pick 'N Pay Stores                                      678,700      1,977

 SABMiller                                               270,600      3,449

 Sanlam                                                  3,792,750    5,297

 Sappi                                                   142,029      2,019

 Standard Bank Group                                     598,600      4,099

 Total South Africa (Cost $38,750)                                    46,914

 SOUTH KOREA  15.7%
 Common Stocks  14.2%
 Amorepacific                                            24,320       4,325

 Hanaro Telecom *                                        705,685      1,478

 Kookmin Bank *                                          285,936      7,861

 Kookmin Bank ADR (USD) *                                19,900       549

 Korean Air Lines *                                      139,100      1,695

 Kumgang Korea Chemical                                  37,260       3,536

 LG Chemical                                             58,870       1,961

 LG Electronics *ss.                                     33,090       1,378

 LG Home Shopping                                        32,251       979

 Lotte Chilsung Beverage                                 6,410        3,798

 NCsoft *                                                28,300       2,069

 Plenus                                                  143,800      1,105

 S Oil ss.                                               123,970      5,470

 Samsung Electronics                                     43,665       15,569

Shinhan Financial                                        222,400      3,242

 Shinsegae ss.                                           21,650       5,045

 SK Corporation *                                        86,310       3,491

 South Korea Telecom                                     35,980       4,892

                                                                      68,443

 Preferred Stocks  1.5%
 Hyundai Motor                                            226,140      5,066

 Samsung Electronics                                      8,200        2,020

                                                                       7,086

 Total South Korea (Cost $65,381)                                      75,529

 SWITZERLAND  0.8%
 Common Stocks  0.8%
 Compagnie Financiere Richemont (10 depositary receipts
 represent one A unit) (ZAR)                              1,452,100    3,757

 Total Switzerland (Cost $3,148)                                       3,757

 TAIWAN  9.1%
 Common Stocks  9.1%
 Acer *                                                   2,567,065    3,293

 Advantech                                                1,199,075    2,346

 Basso Industry *                                         1,124,000    2,166

 Catcher Technology *                                     343,000      888

 Cathay Financial Holding                                 4,493,000    7,402

 Cheng Shin Rubber Industry *                             1,597,968    2,036

 China Trust Finance                                      5,158,201    5,266

 EVA Airways                                              5,774,699    2,141

 Evergreen Marine                                         1,664,220    1,224

 Far Eastern Department Stores                            358,000      163

 Far Eastern Textile *                                    2,980,000    1,587

 First Financial Holdings *                               2,747,000    1,818

 Formosa Plastic *                                        20,344       28

 Quanta Computer *                                        1,319,414    2,135

 Taishin Financial Holdings *                             4,157,000    3,180

 Taiwan Cellular                                          1,941,001    1,748

 Taiwan Semiconductor Manufacturing                       3,753,416    4,737

 Via Technologies                                         2,749,000    1,973

 Total Taiwan (Cost $46,519)                                           44,131

 THAILAND  1.9%
Common Stocks  1.9%
 Bangkok Bank NVDR *ss.                                 987,300         2,198

 C.P. 7-Eleven                                         1,020,900       1,557

 Kasikornbank Public NVDR *ss.                         1,238,600       1,401

 Shin                                                  2,804,500       2,528

 Siam Commercial Bank                                  1,534,600       1,690

 True Corp., Rights                                    187,357         0

 Total Thailand (Cost $8,483)                                          9,374

 TURKEY  3.0%
 Common Stocks  3.0%
 Akbank                                                493,252,397     2,032

 Anadolu Efes Biracilik ve Malt Sanayii                106,246,000     1,461

 Dogan Yayin Holding *                                 687,707,690     2,341

 Dogus Otomotiv Servis ve Ticaret (Dogus Otomotiv) *   257,370,800     973

 Hurriyet Gazete *                                     1,664,946,255   3,033

 Turkcell Iletisim Hizmetleri *                        483,894,054     1,977

 Turkcell Iletisim Hizmetleri ADR (USD) ss.            12,600          376

 Turkiye Garanti Bankasi *                             752,858,940     2,333

 Total Turkey (Cost $12,005)                                           14,526

 SHORT-TERM INVESTMENTS  0.0%
 Money Market Funds  0.0%
 T. Rowe Price Reserve Investment Fund, 1.33% #        1,000           1

 Total Short-Term Investments (Cost $1)                                1

 SECURITIES LENDING COLLATERAL  6.9%
 Money Market Pooled Account 6.9%
 Investment in money market pooled account managed
 by JP Morgan Chase Bank, London, 1.32%  #             33,312,632      33,313

 Total Securities Lending Collateral (Cost $33,313)                    33,313

 Total Investments in Securities
 104.4% of Net Assets (Cost $463,370)                               $  503,997

(1)     Denominated in currency of country of incorporation unless otherwise noted
 #      Seven-day yield
 *      Non-income producing
 ss.    All or a portion of this security is on
        loan at July 31, 2004 - See Note 2
 144A   Security was purchased pursuant to Rule
        144A under the Securities Act of 1933 and may
        be resold in transactions exempt from
        registration only to qualified institutional buyers
        -- total value of such securities at period-end
        amounts to $3,591 and represents 0.5% of net assets
 ADR    American Depository Receipts
 GDS    Global Depository Shares
 USD    U.S. dollar


The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Emerging Markets Stock Fund
Unaudited
July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2004, the value of loaned securities was $38,289,000; aggregate collateral consisted of $33,313,000 in the money market pooled account and U.S. government securities valued at $8,825,000.

NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2004, the cost of investments for federal income tax purposes was $463,370,000. Net unrealized gain aggregated $40,589,000 at period-end, of which $61,498,000 related to appreciated investments and $20,909,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




T. Rowe Price European Stock Fund
 (Unaudited)                                                   July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                             Shares       Value
 (Cost and value in $ 000s)


 AUSTRIA  0.4%
 Common Stocks  0.4%
 Erste Bank                                               74,000       2,871

 Total Austria (Cost $1,226)                                           2,871

 BELGIUM  1.5%
 Common Stocks  1.5%
 Colruyt                                                  28,700       3,715

 Dexia                                                    121,360      2,027

 Fortis ss.                                               101,969      2,198

 UCB                                                      78,229       3,600

 Total Belgium (Cost $6,055)                                           11,540

 DENMARK  0.6%
 Common Stocks  0.6%
 Novo Nordisk ADR, Series B                               89,700       4,559

 Total Denmark (Cost $2,713)                                           4,559

 FINLAND  1.2%
 Common Stocks  1.2%
 Nokia                                                    802,622      9,203

 Total Finland (Cost $2,693)                                           9,203

 FRANCE  19.1%
 Common Stocks  19.1%
 Aventis ss.                                              85,760       6,655

 AXA                                                      354,356      7,277

 BNP Paribas ss.                                          184,042      10,712

 Compagnie de Saint-Gobain                                100,492      4,909

 Credit Agricole ss.                                      456,709      10,770

 Essilor International                                    28,688       1,762

 France Telecom *                                         355,070      8,791

 Groupe Danone ss.                                        46,728       3,851

 Hermes                                                   29,044       5,605

 L'Oreal                                                  22,807       1,634

 Lafarge ss.                                              20,877       1,788

 LVMH                                                     63,219       4,313

 Neopost                                                  91,039       5,279

Publicis ss.                                              29,800       807

 Sanofi-Synthelabo ss.                                    220,491      14,616

 Schneider Electric                                       104,847      6,667

 Societe Generale ss.                                     50,955       4,181

 Societe Television Francaise 1 ss.                       289,103      8,240

 Sodexho Alliance ss.                                     71,255       1,937

 Thomson ss.                                              49,900       929

 Total ss.                                                142,280      27,611

 Veolia Environnement                                     45,400       1,210

 Vivendi Universal *                                      64,738       1,618

 Zodiac                                                   62,845       2,155

 Total France (Cost $87,741)                                           143,317

 GERMANY  4.6%
 Common Stocks  4.6%
 Allianz                                                  16,458       1,590

 Bayer                                                    96,382       2,572

 Bayerische Hypo-und Vereinsbank *                        151,126      2,436

 Depfa Bank                                               227,500      3,107

 Deutsche Bank                                            64,639       4,491

 E.On                                                     55,031       3,915

 Hypo Real Estate *                                       271,226      8,412

 Medion ss.                                               48,341       1,044

 Rhoen-Klinikum                                           36,736       1,878

 SAP                                                      18,038       2,891

 Siemens                                                  26,888       1,886

 Total Germany (Cost $26,305)                                          34,222

 GREECE  0.3%
 Common Stocks  0.3%
 National Bank of Greece                                  98,543       2,099

 Total Greece (Cost $2,201)                                            2,099

 IRELAND  1.0%
 Common Stocks  1.0%
 Bank of Ireland                                          478,100      6,258

 Irish Life & Permanent                                   100,100      1,520

 Total Ireland (Cost $7,144)                                           7,778

ITALY  6.7%
 Common Stocks  6.7%
 Alleanza Assicurazioni                                   787,240      8,430

 Banca Intesa                                             942,897      3,494

 Banco Popolare di Verona e Novara                        204,300      3,407

 ENI                                                      658,737      13,552

 Mediaset                                                 327,590      3,492

 Mediolanum ss.                                           287,110      1,758

 Snam Rete Gas                                            375,500      1,613

 Telecom Italia                                           599,949      1,779

 Telecom Italia Mobile                                    983,835      5,232

 Telecom Italia-RNC                                       781,861      1,679

 UniCredito Italiano                                      1,295,898    6,205

 Total Italy (Cost $35,547)                                            50,641

 KAZAKHSTAN  0.5%
 Common Stocks  0.5%
 PetroKazakhstan (USD)                                    117,798      3,728

 Total Kazakhstan (Cost $3,338)                                        3,728

 NETHERLANDS  7.8%
 Common Stocks  7.8%
 Akzo Nobel                                               39,578       1,306

 ASML Holding *ss.                                        296,290      4,231

 Fortis, (Unified shares) ss.                             145,180      3,163

 ING Groep GDS                                            475,488      11,029

 Koninklijke Numico *ss.                                  174,412      5,437

 Philips Electronics                                      493,730      11,963

 Reed Elsevier ss.                                        96,230       1,230

 Royal Dutch Petroleum ss.                                139,906      7,014

 Royal KPN                                                503,800      3,722

 Royal KPN 144A                                           139,700      1,032

 STMicroelectronics ss.                                   217,142      4,034

 Trader.com, Class A *                                    47,112       528

 Versatel Telecom *ss.                                    377,500      631

 Wolters Kluwer GDS                                       209,430      3,522

 Total Netherlands (Cost $44,586)                                      58,842

 NORWAY  0.2%
Common Stocks  0.2%
 Orkla, Series A                                          48,742       1,173

 Total Norway (Cost $272)                                              1,173

 PORTUGAL  0.3%
 Common Stocks  0.3%
 Portugal Telecom ss.                                     204,621      2,097

 Total Portugal (Cost $1,378)                                          2,097

 RUSSIA  1.6%
 Common Stocks  1.6%
 AO VimpelCom ADR (USD) *ss.                              55,500       4,853

 Lukoil ADR (USD)                                         13,540       1,476

 Lukoil ADR 144A (USD)                                    8,230        897

 MMC Norilsk Nickel (USD)                                 29,800       1,502

 Mobile Telesystems ADR (USD)                             5,200        609

 Mobile Telephone ADR 144A (USD) *                        14,200       1,662

 YUKOS ADR (USD) ss.                                      63,200       1,082

 Total Russia (Cost $10,930)                                           12,081

 SPAIN  7.9%
 Common Stocks  7.9%
 Banco Bilbao Vizcaya Argentaria ss.                       735,385      9,785

 Banco Santander Central Hispano ss.                       499,477      4,747

 Cortefiel ss.                                             410,200      4,565

 Endesa ss.                                                226,579      4,122

 Gamesa ss.                                                409,472      5,754

 Gas Natural ss.                                           112,450      2,596

 Gestevision Telecino *                                    353,858      5,590

 Inditex ss.                                               100,600      2,302

 Promotora de Informaciones ss.                            62,700       1,011

 Repsol                                                    151,297      3,211

 Sogecable *ss.                                            111,300      4,118

 Telefonica ss.                                            797,721      11,622

 Total Spain (Cost $40,582)                                             59,423

 SWEDEN  3.4%
 Common Stocks  3.4%
Electrolux, Series B                                     169,549         2,960

 Hennes & Mauritz, Series B                              231,910         5,968

 LM Ericsson *                                           1,508,174       4,029

 Sandvik, Series A                                       63,500          2,180

 Securitas, Series B                                     635,084         7,158

 SKF, Series B                                           44,200          1,679

 Tele2, Series B ss.                                     48,200          1,916

 Total Sweden (Cost $20,016)                                           25,890

 SWITZERLAND  9.5%
 Common Stocks  9.5%
 Adecco ADR ss.                                        224,470         10,424

 Compagnie Financiere Richemont, Equity Units, Class A 208,000         5,374

 Credit Suisse Group *                                 342,720         10,999

 Nestle                                                73,088          18,685

 Roche Holding, (Participation certificates)           91,440          9,043

 UBS                                                   246,868         16,521

 Total Switzerland (Cost $43,478)                                      71,046

 TURKEY  0.1%
 Common Stocks  0.1%
 Turkiye Garanti Bankasi *                             213,974,000     663

 Total Turkey (Cost $746)                                              663

 UNITED KINGDOM  32.5%
 Common Stocks  32.5%
 Abbey National                                        78,492          810

 AstraZeneca                                           300,474         13,452

 Autonomy *                                            110,987         337

 BHP Billiton PLC                                      354,600         3,232

 British Sky Broadcast                                 159,173         1,750

 Cadbury Schweppes                                     263,991         2,162

 Capita                                                212,100         1,181

 Carnival                                              28,334          1,386

 Centrica                                              860,240         3,701

 Compass                                               2,022,200       11,763

 David S. Smith                                        421,243         1,218

 Diageo                                                900,401         11,163

 Electrocomponents                                     238,600         1,423

GlaxoSmithKline                                        1,299,130        26,398

 Hays                                                  2,775,052        6,159

 Hilton Group                                          298,000          1,413

 ITV                                                   512,551          974

 Kesa Electricals                                      666,583          3,407

 Kingfisher                                            3,029,111        15,650

 Logica CMG                                            357,800          1,071

 MFI Furniture Group                                   640,000          1,537

 Reed Elsevier                                         963,926          8,540

 Rio Tinto                                             99,324           2,589

 Royal Bank of Scotland Group                          1,110,866        31,242

 Sage Group                                            694,927          2,184

 Shell Transport & Trading                             2,492,950        18,072

 Standard Chartered                                    293,000          4,848

 Taylor Nelson                                         1,474,017        5,685

 Tesco                                                 1,323,500        6,127

 Tomkins ADR                                           1,149,626        5,275

 Unilever                                              814,377          7,193

 United Business Media ADR                             339,690          3,053

 Vodafone Group                                        13,339,882       28,939

 William Morrison Supermarkets                         1,392,300        4,584

 WPP Group                                             583,550          5,398

 Total United Kingdom (Cost $222,764)                                   243,916

 SHORT-TERM INVESTMENTS  0.6%
 Money Market Funds  0.6%
 T. Rowe Price Reserve Investment Fund, 1.33% #        4,455,863        4,456

 Total Short-Term Investments (Cost $4,456)                             4,456

 SECURITIES LENDING COLLATERAL  14.6%
 Money Market Pooled Account 14.6%
 Investment in money market pooled account managed
 by JP Morgan Chase Bank, London (USD), 1.32% #       109,446,939      109,447

 Total Securities Lending Collateral (Cost $109,447)                   109,447

 Total Investments in Securities
 114.4% of Net Assets (Cost $673,618)                              $   858,992

(1)     Denominated in currency of country of incorporation unless otherwise noted
 #      Seven-day yield
 *      Non-income producing
 ss.    All or a portion of this security is on
        loan at July 31, 2004 - See Note 2
 144A   Security was purchased pursuant to Rule
        144A under the Securities Act of 1933 and may
        be resold in transactions exempt from
        registration only to qualified institutional buyers
        -- total value of such securities at period-end
        amounts to $3,591 and represents 0.5% of net assets
 ADR    American Depository Receipts
 GDS    Global Depository Shares
 USD    U.S. dollar



The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price European Stock Fund
Unaudited
July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The European Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of European companies. Current income is a secondary objective.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2004, the value of loaned securities was $104,519,000; aggregate collateral consisted of $109,447,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2004, the cost of investments for federal income tax purposes was $673,618,000. Net unrealized gain aggregated $185,377,000 at period-end, of which $228,805,000 related to appreciated investments and $43,428,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




T. Rowe Price Global Stock Fund
 (Unaudited)                                                   July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                            Shares        Value
 (Cost and value in $ 000s)
 AUSTRALIA  0.7%
 Common Stocks  0.3%
 BHP Billiton                                            28,117        260

                                                                       260

 Preferred Stocks  0.4%
 News Corporation                                        32,434        262

                                                                       262

 Total Australia (Cost $419)                                           522

 AUSTRIA  0.7%
 Common Stocks  0.7%
 Erste Bank                                              12,800        497

 Total Austria (Cost $429)                                             497

 BRAZIL  0.8%
 Common Stocks  0.8%
 Petroleo Brasileiro (Petrobras) ADR (USD)               10,807        277

 Tele Norte Leste Participacoes ADR (USD)                26,700        349

 Total Brazil (Cost $536)                                              626

 CHINA  0.3%
 Common Stocks  0.3%
 China Mengnui Dairy, 144A (HKD) *                       54,000        34

 China Telecom, 144A (HKD) *                             532,000       176

 Total China (Cost $185)                                               210

 DENMARK  0.5%
 Common Stocks  0.5%
 Novo Nordisk, Series B                                  7,185         365

 Total Denmark (Cost $237)                                             365

 FRANCE  5.2%
 Common Stocks  5.2%
 Atos Origin *                                           5,000         295

 AXA                                                     29,500        606

 Credit Agricole                                         13,689        323

 France Telecom *                                        10,800        267

Groupe Danone                                             2,400        198

 Hermes                                                   1,823        352

 Neopost                                                  8,930        518

 Publicis ss.                                             7,700        208

Societe Television Francaise 1 ss.                        7,569        215

 Total, Series B                                          3,714        721

 Zodiac                                                   6,100        209

 Total France (Cost $3,395)                                          3,912

 GERMANY  2.3%
 Common Stocks  2.3%
 Bayerische Hypo-und Vereinsbank *                        22,084       356

 BMW                                                      3,200        142

 Depfa Bank                                               37,800       516

 Hypo Real Estate *                                       24,100       748

 Total Germany (Cost $1,890)                                         1,762

 GREECE  0.2%
 Common Stocks  0.2%
 Greek Organization of Football Prognostics               8,900        172

 Total Greece (Cost $177)                                              172

 INDIA  0.9%
 Common Stocks  0.9%
 Balaji Telefilms                                         64,571       105

 I-Flex Solutions *                                       13,700       156

 Kotak Mahindra Finance                                   20,500       157

 Zee Telefilms                                            77,500       235

 Total India (Cost $666)                                               653

 IRELAND  1.5%
 Common Stocks  1.5%
 Bank of Ireland                                          28,700       376

 CRH                                                      15,900       359

 Irish Life & Permanent                                   24,400       370

 Total Ireland (Cost $1,210)                                           1,105

 ITALY  2.5%
Common Stocks  2.5%
 Bulgari                                                45,300         445

 ENI                                                    14,939         307

 Lottomatica                                            18,200         457

 RCS MediaGroup                                         85,300         349

 UniCredito Italiano                                    73,530         352

 Total Italy (Cost $1,732)                                             1,910

 JAPAN  9.8%
 Common Stocks  9.8%
 Amano                                                  15,000         127

 Bridgestone                                            7,000          126

 Canon                                                  3,800          186

 Credit Saison                                          6,700          203

 Eisai                                                  5,200          153

 Hitachi                                                20,000         122

 Honda Motor                                            4,500          219

 House Foods                                            9,800          130

 Ito-Yokado                                             3,000          117

 Itochu *                                               29,000         112

 Keihin Electric Express Railway ss.                    37,000         218

 Kokuyo                                                 12,900         153

 Komatsu ss.                                            19,000         112

 Kyocera                                                1,600          123

 Marui                                                  15,300         185

 Matsushita Electric Industrial                         12,000         160

 Mitsubishi Heavy Industries                            42,000         110

 Mitsubishi Tokyo Financial                             21             188

 Mitsui Sumitomo Insurance                              19,000         176

 Mizuho Financial Group                                 35             133

 Murata Manufacturing                                   1,800          89

 NEC                                                    22,000         137

 Nintendo                                               1,100          122

 Nippon Express                                         30,000         159

 Nippon Kayaku                                          31,000         168

 Nippon Oil                                             13,000         80

 Nippon Steel                                           99,000         201

 Nippon Telegraph & Telephone                           23             115

 Nissan Motor                                           13,400         145

 Nitto Denko                                            2,200           92

Nomura                                                  13,000         178

 NTT DoCoMo                                             79             138

 Okumura                                                28,000         132

 Resona Holdings *ss.                                   58,000          89

 Rohm                                                   1,200          128

 Sanyo Electric ss.                                     25,000          95

 Sapporo Breweries ss.                                  42,000         157

 Seven-Eleven Japan                                     3,000           92

 Sharp ss.                                              8,000          116

 Softbank ss.                                           1,900           67

 Sony                                                   5,000          175

 Sumitomo Metal Mining                                  11,000          66

 Sumitomo Mitsui Financial ss.                           25            151

 Takeda Chemical Industries                              4,600         215

 TDK                                                     2,200         152

 TEPCO                                                   8,700         197

 Tokyo Gas                                               49,000        175

 Toyota Motor                                            11,100        446

 UFJ *                                                   23             92

 Yamanouchi Pharmaceutical                                3,400        117

 Total Japan (Cost $6,874)                                           7,339

 MEXICO  0.9%
 Common Stocks  0.9%
 America Movil ADR, Series L (USD)                        8,800        314

 Grupo Televisa ADR (USD)                                 1,800        85

 Wal-Mart de Mexico, Series V                             78,726       240

 Total Mexico (Cost $467)                                              639

 NETHERLANDS  0.6%
 Common Stocks  0.6%
 Koninklijke Numico *ss.                                  8,126        253

 Royal Dutch Petroleum                                    4,470        224

 Total Netherlands (Cost $367)                                         477

 NORWAY  0.4%
 Common Stocks  0.4%
 DnB Holding                                              48,000       329

 Total Norway (Cost $325)                                              329

RUSSIA  0.3%
 Common Stocks  0.3%
 AO VimpelCom ADR (USD) *                                 2,900        254

 Total Russia (Cost $269)                                              254

 SINGAPORE  0.4%
 Common Stocks  0.4%
 United Overseas Bank                                     38,232       305

 Total Singapore (Cost $240)                                           305

 SOUTH AFRICA  0.5%
 Common Stocks  0.5%
 Investec                                                 18,900       350

 Total South Africa (Cost $382)                                        350

 SOUTH KOREA  0.2%
 Common Stocks  0.2%
 Samsung Electronics                                      491          175

 Total South Korea (Cost $29)                                          175

 SPAIN  4.1%
 Common Stocks  4.1%
 Acerinox ss.                                             26,800       371

 Aldeasa                                                  12,700       365

 Banco Bilbao Vizcaya Argentaria                          26,790       357

 Cortefiel                                                26,700       297

 Gamesa                                                   15,000       211

 Gestevision Telecino *                                   26,900       425

 Promotora de Informaciones                               31,200       503

 Sogecable *ss.                                           14,200       525

 Total Spain (Cost $2,693)                                             3,054

 SWEDEN  1.0%
 Common Stocks  1.0%
 Alfa Laval                                               23,300       372

 LM Ericsson, Series B *                                  64,880       173


SKF, Series B                                             5,400        205

 Total Sweden (Cost $715)                                              750

 SWITZERLAND  3.8%
 Common Stocks  3.8%
 Compagnie Financiere Richemont, Equity Units, Class A    17,000       439

 Credit Suisse Group *                                    10,165       326

 Nestle                                                   2,757        705

 Novartis                                                 6,000        269

 UBS                                                      12,800       857

 Zurich Financial Services *                              1,600        226

 Total Switzerland (Cost $2,389)                                       2,822

 TAIWAN  0.7%
 Common Stocks  0.7%
 China Trust Finance                                      196,840      201

 Quanta Computer *                                        125,448      203

 Taishin Financial Holdings *                             118,000      90

 Total Taiwan (Cost $584)                                              494

 UNITED KINGDOM  7.2%
 Common Stocks  7.2%
 AstraZeneca                                              5,843        262

 Bodycote                                                 72,600       195

 British Sky Broadcast                                    40,765       448

 Capita                                                   74,300       414

 Carnival                                                 8,223        402

 Compass                                                  74,770       435

 Dixons                                                   69,300       202

 GlaxoSmithKline                                          32,106       652

 Hays                                                     166,067      369

 HSBC (HKD) ss.                                           8,000        118

 Kesa Electricals                                         29,105       149

 Kingfisher                                               101,759      526

 Reckitt Benckiser                                        5,954        163

 Royal Bank of Scotland Group                             23,533       662

 Signet Group                                             212,800      420

 Total United Kingdom (Cost $4,865)                                    5,417

UNITED STATES  51.4%
 Common Stocks  51.4%
 Accenture, Class A *                                     27,300       672

 ACE                                                      7,100        288

 Adobe Systems                                            7,800        329

 Affiliated Computer Services, Class A *                  8,700        452

 Altria Group                                             7,300        347

 American Express                                         16,200       814

 American International Group                             14,900       1,053

 AmeriTrade *                                             23,100       256

 Amgen *                                                  11,600       660

 Analog Devices                                           7,800        310

 Anthem *                                                 7,700        635

 Apollo Group, Class A *                                  8,200        685

 Applied Materials *                                      14,200       241

 Baker Hughes                                             17,700       713

 Best Buy                                                 9,100        438

 Boston Scientific *                                      5,600        214

 Cardinal Health                                          700          31

 Carnival                                                 10,900       508

 Cendant                                                  20,100       460

 Cisco Systems *                                          30,300       632

 Citigroup                                                40,700       1,794

 Coca-Cola                                                9,800        430

 Comcast, Class A *                                       23,600       632

 Corning *                                                20,200       250

 Danaher                                                  14,200       719

 Dell *                                                   26,100       926

 eBay *                                                   5,200        407

 EchoStar Communications, Class A *                       21,900       607

 Exxon Mobil                                              20,808       963

 Family Dollar Stores                                     7,700        215

 Fannie Mae                                               6,400        454

 First Data                                               6,400        286

 Fiserv *                                                 12,800       439

 Forest Laboratories *                                    6,900        347

 GE                                                       38,200       1,270

 Gilead Sciences *                                        4,700        304

 Guidant                                                  500          28

 Harley-Davidson                                          4,600        275

Hartford Financial Services                               5,200        339

 Home Depot                                               16,550       558

 InterActiveCorp *                                        14,700       401

 Intel                                                    15,600       380

 International Game Technology                            13,800       446

 Johnson & Johnson                                        8,300        459

 Juniper Networks *                                       6,100        140

 Liberty Media, Class A *                                 53,200       451

 Medtronic                                                7,000        348

 Mellon Financial                                         17,900       492

 Mercury Interactive *                                    4,200        154

 Merrill Lynch                                            10,100       502

 Microsoft                                                64,300       1,830

 Nextel Communications, Class A *                         25,500       580

 Nucor                                                    6,300        527

 Oracle *                                                 12,000       126

 Pfizer                                                   30,410       972

 QUALCOMM                                                 1,600        111

 Red Hat *                                                6,400        110

 Schlumberger                                             8,100        521

 Scripps, Class A                                         4,200        430

 SLM Corporation                                          15,400       584

 State Street                                             20,300       869

 Stryker                                                  8,000        381

 Sysco                                                    11,000       379

 Target                                                   19,000       828

 Tyco International                                       21,600       670

 U.S. Bancorp                                             20,100       569

 UnitedHealth Group                                       18,000       1,132

 Univision Communications, Class A *                      9,900        287

 UPS, Class B                                             6,900        497

 VERITAS Software *                                       9,200        175

 Viacom, Class B                                          11,500       386

 Wal-Mart                                                 12,200       647

 Walgreen                                                 12,200       444

 Wyeth                                                    4,000        142

 Xilinx                                                   7,200        212

 Yahoo! *                                                 12,000       370

 Total United States (Cost $31,195)                                    38,533

SHORT-TERM INVESTMENTS  3.5%
 Money Market Funds  3.5%
 T. Rowe Price Reserve Investment Fund, 1.33% #          2,640,933      2,641

 Total Short-Term Investments (Cost $2,641)                             2,641

 SECURITIES LENDING COLLATERAL  2.6%
 Money Market Pooled Account 2.6%
 Investment in money market pooled account managed
 by JP Morgan Chase Bank, London, 1.32% #                1,918,962      1,919

 Total Securities Lending Collateral (Cost $1,919)                      1,919

 Total Investments in Securities
 103.0% of Net Assets (Cost $66,830)                               $   77,232



(1)     Denominated in currency of country of incorporation unless otherwise noted
 #      Seven-day yield
 *      Non-income producing
 ss.    All or a portion of this security is on
        loan at July 31, 2004 - See Note 2
 144A   Security was purchased pursuant to Rule
        144A under the Securities Act of 1933 and may
        be resold in transactions exempt from
        registration only to qualified institutional buyers
        -- total value of such securities at period-end
        amounts to $210 and represents 0.3% of net assets
 ADR    American Depository Receipts
 HKD    Hong Kong dollar
 USD    U.S. dollar


The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Stock Fund
Unaudited
July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2004, the value of loaned securities was $1,827,000; aggregate collateral consisted of $1,919,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2004, the cost of investments for federal income tax purposes was $66,830,000. Net unrealized gain aggregated $10,401,000 at period-end, of which $12,341,000 related to appreciated investments and $1,940,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




T. Rowe Price International Discovery Fund
 (Unaudited)                                                    July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                             Shares        Value
 (Cost and value in $ 000s)


 AUSTRALIA  5.9%
 Common Stocks  5.9%
 Aristocrat Leisure ss.                                   3,518,300     12,744

 Challenger Financial Services Group *                    5,565,600     1,879

 Downer EDI                                               1,886,300     4,378

 GRD NL                                                   1,540,157     2,091

 Independent Practitioner *                               33,682,400    1,587

 Lihir Gold *                                             5,634,200     4,320

 Minara Resources *                                       2,884,000     4,544

 Oceana Gold  *                                           2,543,144     1,538

 Oceana Gold (Regulation S shares) *                      2,950,100     1,784

 Tap Oil *                                                3,329,100     3,817

 United Group ss.                                         896,445       3,367

 Unwired Australia *                                      5,076,793     2,214

 Unwired Group *                                          1,000,000     436

 Worley Group 144A                                        1,217,400     2,826

 Total Australia (Cost $40,362)                                         47,525

 BELGIUM  1.8%
 Common Stocks  1.8%
 Melexis                                                  314,379       3,298

 Telindus Group                                           359,200       2,960

 UCB                                                      178,270       8,204

 Total Belgium (Cost $10,446)                                           14,462

 CHINA  1.3%
 Common Stocks  1.3%
 China Insurance (HKD)                                    6,888,000     2,848

 Panva Gas Holdings (HKD) 144A *                          5,847,000     2,511

 Shanghai Forte Land Company (H shares) (HKD) ss.*        7,498,000     1,721

 tom.com (HKD) ss.*                                       15,404,000    3,535

 Total China (Cost $13,206)                                            10,615

 DENMARK  0.5%
 Common Stocks  0.5%
 Ringkjoebing Landbobank                                  14,014        4,292

 Total Denmark (Cost $3,869)                                            4,292

FINLAND  3.1%
 Common Stocks  3.1%
 CapMan Oyj ss.                                           1,622,900    3,124

 Elisa, Series A *                                        493,066      6,347

Pohjola Group ss.                                         354,150      3,549

 Rapala VMC                                               1,039,118    7,314

 Vacon                                                    336,700      4,452

 Total Finland (Cost $21,394)                                         24,786

 FRANCE  6.2%
 Common Stocks  6.2%
 Acadomia Group                                           38,700       2,089

 Avenir Telecom *                                         1,009,134    1,481

 Boiron                                                   132,000      3,367

 Camaieu                                                  38,010       3,439

 Cegedim                                                  48,935       3,512

 Clarins                                                  3,616        239

 Gl Trade                                                 40,083       1,446

 Gl Trade (Regulation S shares)                           60,000       2,165

 ILOG *                                                   359,700      3,808

 Ipsos                                                    71,023       7,212

 Lectra                                                   60,800       475

 Neopost                                                  164,015      9,511

 Oeneo *                                                  369,428      1,169

 Oeneo, Warrants, 8/26/06 *                               169,728      31

 Spir Communication                                       62,017       9,901

 Total France (Cost $39,429)                                           49,845

 GERMANY  8.1%
 Common Stocks  6.9%
 AWD Holding ss.                                          117,800      4,126

 Boewe Systec                                             88,377       4,099

 Dis Deutscher 144A                                       325,000      9,423

 Evotec OAI *                                             596,342      2,117

 GFK                                                      398,581      10,885

 IDS Scheer                                               468,100      8,532

 K&S                                                      343,800      12,727

 Medion ss.                                               193,995      4,189

                                                                       56,098

Preferred Stocks  1.2%
 Draegerwerk                                             94,700         5,059

 Rheinmetall                                             117,800        4,592

                                                                        9,651

 Total Germany (Cost $54,222)                                          65,749

 GREECE  1.6%
 Common Stocks  1.6%
 Folli-Follie                                            142,700        4,715

 Germanos, Restricted 144A *                             300,000        7,904

 Total Greece (Cost $11,482)                                            12,619

 HONG KONG  3.6%
 Common Stocks  3.6%
 Dickson Concepts                                        4,119,000      4,515

 Giordano                                                7,846,000      4,753

 Grande Holdings                                         2,960,000      2,657

 Lifestyle International ss.*                            3,220,500      4,397

 Linmark Group ss.                                       10,067,000     3,614

 Moulin International Holdings 144A                      2,782,000      1,641

 Next Media ss.*                                         6,442,000      2,395

 Oriental Press Group                                    7,944,000      3,030

 Varitronix ss.                                           2,728,000      2,553

 Total Hong Kong (Cost $25,415)                                         29,555

 INDIA  4.9%
 Common Stocks  4.9%
 Arvind Mills *                                          1,871,700      3,075

 Balaji Telefilms                                        1,471,100      2,379

 Bombay Dyeing                                           748,000        2,452

 CESC *                                                  973,300        2,366

 Colgate-Palmolive (India)                               757,600        2,393

 Gujarat Mineral Development                             372,000        1,530

 HDFC Bank                                               272,000        2,200

 Himatsingka Seide                                       112,000        824

 Hindalco Industries                                     45,648         1,082

 I-Flex Solutions *                                      127,550        1,455

 I-Flex Solutions 144A *                                 104,456        1,191

 Indian Hotels                                           309,200        2,394

Kotak Mahindra Finance                                    314,000      2,409

 Petronet LNG *                                           4,571,693    2,174

 Power Trading                                            1,835,200    1,973

 Tata Tea                                                 160,900      1,457

 Uti Bank                                                 927,800      2,559

 Welspun Gujarat Stahl *                                  2,213,900    1,554

 Welspun India *                                          948,850      1,752

 Zee Telefilms                                            948,000      2,872

 Total India (Cost $34,186)                                            40,091

 IRELAND  0.7%
 Common Stocks  0.7%
 Icon ADR (USD) *                                         151,720      5,606

 Total Ireland (Cost $2,277)                                           5,606

 ISRAEL  0.6%
 Common Stocks  0.6%
 Partner Communications ADR (USD) *                       720,296      5,114

 Total Israel (Cost $13,851)                                           5,114

 ITALY  1.8%
 Common Stocks  1.8%
 Immsi                                                    2,902,000    5,038

 Sorin ss.*                                               3,303,860    9,361

 Total Italy (Cost $10,660)                                           14,399

 JAPAN  20.4%
 Common Stocks  20.4%
 Aica Kogyo                                               267,000      3,301

 Air Water                                                795,000      5,261

 Arisawa Manufacturing                                    91,400       3,750

 Arnest One                                               188,500      5,585

 As One Corporation *                                     115,700      3,080

 Axell Corporation                                        308          1,961

 BSL Corporation                                          872,000      1,777

 Central Glass                                            584,000      4,410

 Century Leasing System                                   264,900      2,861

 Culture Convenience                                      237,600      2,987

D&M Holdings *                                            543,000      1,521

 Doshisha                                                 103,200      4,374

 Hisamitsu Pharmaceutical                                 257,000      4,567

 I Rom                                                    1,366        3,066

 JSP Corporation                                          213,200      2,902

 Kanto Denka Kogyo                                        679,000      3,286

 Leopalace21 ss.                                          272,100      5,411

 Macromill *                                              46           308

 Meiko Electronics                                        73,100       1,949

 NHK Spring                                               677,000      4,340

 Nichi-iko Pharmaceutuical                                288,000      3,155

 Nihon International Electronics                          190,000      1,638

 Nihon Kohden                                             214,000      2,765

 Nihon Parkerizing                                        240,000      1,696

 Nihon Trim                                               36,300       2,705

 Nissan Shatai                                            86,000       550

 Nissen                                                   155,800      3,036

 Nitori                                                   72,550       4,475

 NTN ss.                                                  910,000      4,731

 Okinawa Cellular Telephone                               341          3,276

 Paltac                                                   197,600      3,566

 Phoenix Electric *                                       62,800       2,825

 Point Inc.                                               58,400       1,421

 Point Inc. (new issued shares) *                         52,350       1,274

 Roland DG Corporation                                    60,100       2,633

 Ryobi                                                    1,056,000    3,954

 Sanei-International                                      65,000       2,329

 Sansui Electric (Ordinary shares) *                      1,480,000    399

 SEIKO                                                    419,000      2,919

 Shoei Company                                            117,200      1,869

 SMBS Friend Securities *                                 979,000      6,065

 Sumitomo Heavy Industries ss.*                           1,519,000    4,173

 Sumitomo Rubber Industries                               491,000      4,267

 Takamatsu                                                58,000       1,536

 Tohokushinsha Film                                       93,700       2,650

 Tokyo Steel Manufacturing ss.                            161,000      2,457

 Tomen Electronics                                        51,900       2,540

 Toyota Tsusho                                            436,000      4,541

 Tsumura & Company ss.                                    280,000      4,043

 U's BMB Entertainment                                    661,000      3,211

USS ss.                                                   90,320       7,299

 Yamato Kogyo                                             390,000      4,713

 Total Japan (Cost $155,545)                                          165,408

 LIECHTENSTEIN  0.3%
 Common Stocks  0.3%
 Verwaltungs-und Privat-Bank (CHF)                        19,850       2,696

 Total Liechtenstein (Cost $2,127)                                     2,696

 MALAYSIA  1.7%
 Common Stocks  1.7%
 Berjaya Sports Toto                                      1,330,250    1,295

 CIMB Berhad                                              803,600      1,142

 Hong Leong Bank                                          1,915,000    2,570

 IJM                                                      1,381,900    1,717

 Magnum                                                   2,389,300    1,522

 Pos Malaysia & Services Holdings                         1,356,300    764

 Symphony House *                                         5,842,950    1,353

 Symphony House, Warrants, 4/28/09 *                      1,028,850    80

 Transmile Group                                          1,696,700    3,259

 Total Malaysia (Cost $12,049)                                         13,702

 NETHERLANDS  1.1%
 Common Stocks  1.1%
 Van der Moolen Holding ss.*                              762,500      4,825

 Versatel Telecom ss.*                                    2,423,400    4,053

 Total Netherlands (Cost $11,709)                                        8,878

 NEW ZEALAND  0.9%
 Common Stocks  0.9%
 Fisher & Paykel Healthcare ss.                             560,604      4,826

 Sky Network Television ss.*                                717,000      2,410

 Total New Zealand (Cost $4,654)                                         7,236

 NORWAY  0.8%
 Common Stocks  0.8%
 Norwegian Air Shuttle *                                  884,500      1,553

 Visma ASA ss.                                             572,600      5,110

Total Norway (Cost $10,358)                                            6,663

 SINGAPORE  1.0%
 Common Stocks  1.0%
 Creative Technology                                      205,600      2,092

 GES International                                        4,114,000    1,627

 Goodpack                                                 4,271,000    2,385

 Keppel                                                   479,000      2,034

 Total Singapore (Cost $7,394)                                         8,138

 SOUTH KOREA  1.4%
 Common Stocks  1.4%
 Amorepacific                                             16,130       2,869

 Handsome                                                 211,960      1,631

 LG Ad                                                    154,900      2,570

 NCsoft *                                                 31,740       2,320

 Plenus                                                   278,450      2,140

 Total South Korea (Cost $12,999)                                      11,530

 SPAIN  1.2%
 Common Stocks  1.2%
 Baron de Ley ss.*                                        99,455       3,911

 Cortefiel ss.                                            492,300      5,479

 Total Spain (Cost $7,963)                                             9,390

 SWEDEN  2.8%
 Common Stocks  2.8%
 Bergman & Beving                                         658,415      4,633

 D. Carnegie                                              549,000      4,489

 Observer                                                 991,725      3,334

 Proffice, Series B *                                     1,179,600    2,705

 Teleca ss.*                                              1,650,400    7,914

 Total Sweden (Cost $23,999)                                          23,075

 SWITZERLAND  2.0%
 Common Stocks  2.0%
 Bachem Holding, Class B                                 75,100       4,169

 Baloise ss.                                             125,100      4,905

Basilea Pharmaceut *                                     81,400         4,531

 TEMENOS Group *                                         353,559        2,888

 Total Switzerland (Cost $18,338)                                       16,493

 TAIWAN  2.1%
 Common Stocks  2.1%
 Advantech                                               1,402,714      2,744

 Basso Industry *                                        1,084,000      2,089

 Far Eastone Telecom *                                   3,264,270      3,227

 Merry Electronics *                                     1,767,471      3,822

 Min Aik Technology                                      980,100        1,485

 Taiflex Scientific *                                    768,000        1,310

 Test Rite *                                             4,548,000      2,382

 Total Taiwan (Cost $17,086)                                            17,059

 THAILAND  0.2%
 Common Stocks  0.2%
 C.P. 7-Eleven                                           1,165,900      1,778

 Total Thailand (Cost $1,954)                                           1,778

 UNITED KINGDOM  14.2%
 Common Stocks  14.2%
 3i Group                                                813,500        8,450

 Arena Leisure *                                         4,918,756      3,780

 Benfield Group                                          1,823,800      7,747

 BRIT Insurance Holdings                                 2,676,800      3,944

 Cairn Energy *                                          325,500        8,379

 Carphone Warehouse                                      1,873,800      4,619

 Close Brothers Group                                    335,400        4,070

 Collins Stewart Tullett                                 591,600        3,734

 Dignity Caring Funeral Service *                        1,377,200      6,727

 Eidos *                                                 3,730,453      6,549

 Galen                                                   527,743        5,760

 Incepta Group                                           3,344,700      4,959

 Investec                                                298,100        5,640

 ITE Group                                               3,476,800      4,064

 Marlborough Stirling                                    8,544,273      7,461

 Merchant Retail Group                                   2,500,000      6,435

 Moneybox *                                              4,590,700      3,466

N Brown                                                  1,597,022      3,087

 PHS Group                                               4,809,400      6,562

 Pinewood Shepperton *                                   984,200        3,491

 Taylor Nelson                                           1,631,792      6,293

 Total United Kingdom (Cost $112,970)                                  115,217

 UNITED STATES  0.6%
 Common Stocks  0.6%
 deCODE GENETICS *                                       753,200        5,159

 Total Common Stocks (Cost $3,634)                                      5,159

 SHORT-TERM INVESTMENTS  7.0%
 Money Market Funds  7.0%
 T. Rowe Price Reserve Investment Fund, 1.33% #          56,281,026     56,281

 Total Short-Term Investments (Cost $56,281)                            56,281

 SECURITIES LENDING COLLATERAL  7.7%
 Money Market Pooled Account 7.7%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London (USD), 1.32% #             62,078,317     62,078

 Total Securities Lending Collateral (Cost $62,078)                     62,078

 Total Investments in Securities
 105.5% of Net Assets (Cost $801,937)                             $    855,439

#       Seven-day yield
 *      Non-income producing
 ss.    All or a portion of this security is on
        loan at July 31, 2004 - See Note 2
 144A   Security was purchased pursuant to Rule
        144A under the Securities Act of 1933 and may
        be resold in transactions exempt from
        registration only to qualified institutional buyers
        -- total value of such securities at period-end
        amounts to $25,496 and represents 3.1% of net
        assets
 ADR    American Depository Receipts
 CHF    Swiss franc
 HKD    Hong Kong dollar
 USD    U.S. dollar



The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Discovery Fund
Unaudited
July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small to medium-sized companies outside the U.S.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2004, the value of loaned securities was $59,478,000; aggregate collateral consisted of $62,078,000 in the money market pooled account and U.S. government securities valued at $436,000.

NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2004, the cost of investments for federal income tax purposes was $801,937,000. Net unrealized gain aggregated $53,353,000 at period-end, of which $117,888,000 related to appreciated investments and $64,535,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.



 T. Rowe Price International Growth & Income Fund
 (Unaudited)                                                   July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                            Shares        Value
 (Cost and value in $ 000s)


 AUSTRALIA  6.5%
 Common Stocks  6.5%
 Australia & New Zealand Banking                         148,033       1,880

 Bluescope Steel ss.                                     464,743       2,419

 Boral                                                   421,009       2,147

 Coles Myer                                              143,948       900

 Downer EDI                                              220,561       512

 Insurance Australia Group                               321,532       1,126

 Macquarie Bank ss.                                      54,952        1,276

 Mirvac                                                  302,337       968

 National Australia Bank                                 118,839       2,229

 Nufarm                                                  211,675       907

 Oil Search                                              666,158       633

 Publishing & Broadcasting                               153,196       1,455

 Qantas Airways                                          233,190       572

 QBE Insurance ss.                                       182,434       1,601

 Santos                                                  384,359       1,960

 Westfield Group, REIT *ss.                              120,609       1,285

 Westpac Banking                                         94,562        1,121

 Total Australia (Cost $20,732)                                        22,991

 AUSTRIA  0.7%
 Common Stocks  0.7%
 Bank Austria Creditanstalt ss.                          29,334        1,730

 Voestalpine ss.                                         12,130        573

 Total Austria (Cost $2,078)                                           2,303

 BELGIUM  0.8%
 Common Stocks  0.8%
 Dexia                                                   58,053        970

 KBC Bank                                                19,391        1,094

 Umicore                                                 10,218        637

 Total Belgium (Cost $2,445)                                           2,701

 BRAZIL  0.6%
 Common Stocks  0.6%
 Petroleo Brasileiro (Petrobras) ADR (USD)               47,300        1,213

 Tele Norte Leste Participacoes ADR (USD)                56,800        742

Total Brazil (Cost $1,916)                                            1,955

 CHILE  0.1%
 Common Stocks  0.1%
 Banco Santander Chile ADR (USD)                         16,400       436

 Total Chile (Cost $402)                                              436

 CHINA  0.6%
 Common Stocks  0.6%
 China Overseas Land (HKD)                               4,166,000    823

 China Unicom (HKD) ss.                                  982,000      736

 Semiconductor Manufacturing ADR (USD) *                 29,700       322

 TCL (HKD)                                               1,024,000    305

 Total China (Cost $2,621)                                            2,186

 DENMARK  0.6%
 Common Stocks  0.6%
 Danske Bank                                             59,411       1,368

 TDC                                                     26,987       878

 Total Denmark (Cost $2,218)                                          2,246

 EUROPE/FAR EAST  0.5%
 Common Stocks  0.5%
 iShares MSCI EAFE (USD)                                 13,200       1,807

 Total Europe/Far East (Cost $1,816)                                  1,807

 FINLAND  0.5%
 Common Stocks  0.5%
 Kesko                                                   82,871       1,593

 Total Finland (Cost $1,357)                                          1,593

 FRANCE  9.3%
 Common Stocks  9.3%
 Accor                                                   28,857       1,225

 Aventis ss.                                             22,355       1,735

 BNP Paribas                                             60,727       3,535

 Bouygues                                                60,486       2,032

CNP Assurances ss.                                       19,138       1,078

 Compagnie de Saint-Gobain                               24,408       1,192

 Lafarge ss.                                             14,612       1,252

 Pernod-Ricard                                           9,058        1,084

 Pinault Printemps Redoute                               8,480        827

 Publicis ss.                                            57,651       1,562

 Renault                                                 57,304       4,519

 Sanofi-Synthelabo ss.                                   40,472       2,683

 Societe Generale                                        33,727       2,767

 Thomson                                                 75,670       1,409

 Total                                                   29,196       5,666

 TotalFinaElf ADR (USD)                                  600          58

 Total France (Cost $30,577)                                          32,624

 GERMANY  8.4%
 Common Stocks  7.9%
 Allianz                                                 27,650       2,671

 Altana                                                  30,906       1,673

 BASF                                                    25,629       1,365

 Celesio                                                 19,752       1,260

 DaimlerChrysler                                         33,696       1,504

 Deutsche Bank                                           16,525       1,148

 E.On                                                    45,170       3,213

 Hannover Rueckversicherung ss.                          17,838       567

 Hypo Real Estate *                                      78,407       2,432

 Jenoptik *ss.                                           27,805       251

 MAN                                                     19,113       709

 METRO                                                   62,465       2,866

 Munich Re                                               16,534       1,587

 RWE                                                     32,572       1,595

 SAP                                                     7,413        1,188

 Siemens                                                 46,123       3,236

 Volkswagen                                              13,061       530

                                                                      27,795

 Preferred Stocks  0.5%
 Fresenius                                               8,360        619

 Hugo Boss ss.                                           48,987       1,144

                                                                      1,763

 Total Germany (Cost $28,485)                                         29,558

HONG KONG  2.8%
 Common Stocks  2.8%
 Esprit Holdings                                         168,500      752

 Hang Lung Development                                   816,000      1,166

 Hong Kong Electric                                      310,000      1,331

 Hutchison Whampoa                                       548,800      3,694

 Smartone Telecommunications                             458,000      499

 Wheelock                                                686,000      893

 Yue Yuen Industrial ss.                                 542,500      1,346

 Total Hong Kong (Cost $9,842)                                        9,681

 IRELAND  0.7%
 Common Stocks  0.7%
 Anglo Irish Bank                                        95,117       1,499

 DCC                                                     60,396       1,050

 Total Ireland (Cost $2,226)                                          2,549

 ITALY  4.3%
 Common Stocks  4.3%
 Banche Poplari Unite                                    48,176       786

 ENI                                                     267,281      5,499

 ENI S.P.A. ADR (USD)                                    1,500        154

 Milano Assicurazioni *                                  279,207      1,075

 Mondadori ss.                                           96,861       901

 Saipem                                                  67,292       640

 San Paolo IMI                                           70,678       808

 San Paolo IMI ADR (USD)                                 1,500        34

 Telecom Italia Mobile                                   385,829      2,051

 UniCredito Italiano                                     423,043      2,030

 Unipol ss.                                              324,205      1,186

 Total Italy (Cost $14,614)                                           15,164

 JAPAN  20.2%
 Common Stocks  20.2%
 Alpine Electronics ss.                                  49,000       647

 Bank of Yokohama ss.                                    491,000      2,667

 Canon                                                   49,000       2,393

 Dai Nippon Printing                                     101,000      1,430

Denki Kagaku Kogyo Kabushiki Kaisha                      243,000      792

 Fuji Heavy Industries ss.                               247,000      1,353

 Glory ss.                                               43,000       579

 Goldcrest ss.                                           21,010       1,358

 Heiwa                                                   30,500       464

 Honda Motor                                             36,100       1,757

 Kaneka                                                  129,000      1,130

 KDDI                                                    344          1,757

 Kirin Brewery ss.                                       153,000      1,497

 Kobayashi Pharmaceutical                                24,100       645

 Koito Manufacturing ss.                                 144,000      1,143

 Mitsubishi                                              177,000      1,704

 Mitsubishi Heavy Industries                             650,000      1,698

 Mitsui Sumitomo Insurance                               204,000      1,887

 NEC                                                     144,000      899

 NEC Fielding ss.                                        22,200       498

 NEC Soft ss.                                            34,400       834

 Nippon Express                                          376,000      1,989

 Nippon Mining Holdings ss.                              254,500      1,069

 Nippon Yusen ss.                                        492,000      2,257

 Nipponkoa Insurance ss.                                 129,000      795

 Nipro                                                   55,000       823

 Nomura                                                  44,000       604

 Noritsu Koki                                            16,000       348

 Promise                                                 29,600       1,919

 Shimadzu                                                340,000      1,526

 Sony                                                    52,900       1,857

 Sony ADR (USD)                                          1,500        52

 Sumitomo                                                234,000      1,635

 Sumitomo Mitsui Financial ss.                           255          1,536

 Takeda Chemical Industries                              60,300       2,821

 TDK                                                     12,300       850

 TDK ADR (USD)                                           500          35

 Teijin ss.                                              422,000      1,466

 Terumo ss.                                              73,600       1,784

 The 77 Bank                                             154,000      971

 Toho Gas                                                487,000      1,561

 Tohoku Electric Power                                   168,800      2,774

 Tonen General Sekiyu ss.                                196,000      1,572

 Toppan Forms ss.                                        73,000       939

Toyota Motor                                             197,700      7,952

 Uniden ss.                                              28,000       576

 World Company ss.                                       19,000       534

 Yamaha                                                  63,200       959

 Yamanouchi Pharmaceutical                               63,300       2,171

 York-Benimaru                                           22,000       578

 Total Japan (Cost $67,279)                                           71,085

 MALAYSIA  0.1%
 Common Stocks  0.1%
 Astro All Asia *                                        153,000      184

 Astro All Asia 144A *                                   84,200       102

 Total Malaysia (Cost $283)                                           286

 MEXICO  1.3%
 Common Stocks  1.3%
 America Movil ADR, Series L (USD)                       26,100       933

 Cemex                                                   132,975      752

 Grupo Financiero Banorte                                258,800      953

 Telmex ADR (USD)                                        30,100       929

 Wal-Mart de Mexico, Series B                            278,300      849

 Total Mexico (Cost $4,065)                                           4,416

 NETHERLANDS  3.6%
 Common Stocks  3.6%
 ABN Amro ADR (USD)                                      3,000        63

 ABN Amro Holdings ss.                                   89,988       1,884

 Akzo Nobel                                              28,755       949

 Corio                                                   28,434       1,213

 DSM ss.                                                 22,707       1,139

 European Aeronautic Defense & Space ss.                 70,051       1,930

 Fortis, (Unified shares) ss.                            66,835       1,456

 ING Groep GDS                                           42,467       985

 Koninklijke Wessanen GDS ss.                            64,687       896

 OCE                                                     20,178       304

 Philips Electronics                                     79,849       1,935

 Total Netherlands (Cost $11,978)                                     12,754

 NORWAY  1.5%
Common Stocks  1.5%
 Norsk Hydro                                             22,245       1,407

 Statoil ASA                                             302,692      3,792

 Yara International *                                    17,498       155

 Total Norway (Cost $4,710)                                           5,354

 SINGAPORE  1.6%
 Common Stocks  1.6%
 Creative Technology                                     80,200       816

 Fraser & Neave                                          191,700      1,583

 Sembcorp                                                1,764,000    1,324

 Singapore Press                                         252,250      631

 United Overseas Bank                                    180,336      1,437

 Total Singapore (Cost $5,657)                                        5,791

 SOUTH KOREA  0.6%
 Common Stocks  0.6%
 SK Telecom ADR (USD)                                    119,960      2,119

 Total South Korea (Cost $2,476)                                      2,119

 SPAIN  2.2%
 Common Stocks  2.2%
 Acciona                                                 29,436       1,758

 Banco Santander Central Hispano ss.                     289,349      2,750

 Banco Santander Central Hispano ADR (USD)               4,100        39

 Enagas                                                  78,049       856

 Gestevision Telecino *                                  13,032       206

 Iberdrola                                               65,577       1,341

 Indra Sistemas                                          56,302       718

 Total Spain (Cost $7,659)                                            7,668

 SWEDEN  4.6%
 Common Stocks  4.6%
 Autoliv GDR                                             43,500       1,808

 Electrolux, Series B                                    71,761       1,253

 ForeningsSparbanken, Series A                           68,260       1,227

 Nobia                                                   67,465       765

 NORDEA                                                  685,105      4,664

Peab                                                     125,115      771

 SKF, Series B                                           32,875       1,249

 SSAB Svenskt Stal, Series A                             94,030       1,685

 Svenska Handelsbanken, Series A                         104,813      1,953

 Tele2, Series B ss.                                       21,160       841

 Total Sweden (Cost $15,841)                                          16,216

 SWITZERLAND  4.3%
 Common Stocks  4.3%
 Kaba Holding                                            1,857        363

 Nestle                                                  17,243       4,408

 Novartis                                                102,997      4,610

 Swisscom                                                3,982        1,295

 UBS                                                     59,269       3,967

 UBS (Registered shares) (USD)                           316          21

 Vontobel                                                22,495       431

 Total Switzerland (Cost $14,732)                                     15,095

 THAILAND  0.1%
 Common Stocks  0.1%
 Total Access Communications (USD) *                     188,000      519

 Total Thailand (Cost $458)                                           519

 UNITED KINGDOM  22.3%
 Common Stocks  22.3%
 Aegis                                                   588,399      896

 Alliance & Leicester                                    60,282       930

 Alliance UniChem                                        98,671       1,185

 AMEC                                                    226,952      1,124

 Anglo American                                          104,429      2,219

 Associated British Foods                                225,084      2,580

 AstraZeneca ADR (USD)                                   39,600       1,779

 Aviva                                                   204,024      2,078

 Barclays                                                12,549       105

 Barclays ADR (USD)                                      126,100      4,265

 BBA                                                     225,790      1,076

 BP ADR (USD)                                            200,800      11,317

 Bradford & Bingley                                      189,528      927

 Cadbury Schweppes ADR (USD)                             57,100       1,887

Centrica                                                 301,968      1,299

 Close Brothers Group                                    32,082       389

 Compass                                                 120,580      701

 Dixons                                                  625,645      1,827

 Galen                                                   73,850       806

 GlaxoSmithKline ADR (USD)                               79,700       3,264

 Guinness Peat Group (NZD)                               344,051      432

 Hanson                                                  91,527       636

 HBOS                                                    191,969      2,488

 Hilton Group                                            404,688      1,920

 HSBC                                                    270,409      3,972

 Imperial Chemical                                       179,017      739

 Imperial Chemical ADR (USD)                             2,600        43

 J Sainsbury                                             131,300      644

 Kesa Electricals                                        63,847       326

 Marks & Spencer ss.                                     173,420      1,095

 Mitchells & Butlers                                     159,915      785

 mm02 *                                                  1,930,074    3,142

 Persimmon                                               80,574       857

 Pilkington                                              463,482      809

 Prudential                                              78,979       652

 Rolls-Royce Group                                       485,137      2,129

 Royal & Sun Alliance                                    562,686      791

 Royal Bank of Scotland Group                            195,268      5,492

 Shell Transport & Trading ADR (USD)                     109,400      4,792

 Tesco                                                   320,647      1,484

 United Utilities                                        77,379       726

 United Utilities, Class A                               19,244       115

 Vodafone ADR (USD)                                      179,800      3,907

 Total United Kingdom (Cost $74,435)                                  78,630

 SHORT-TERM INVESTMENTS  4.6%
 Money Market Funds  4.6%
 T. Rowe Price Reserve Investment Fund, 1.33% #          16,114,745   16,115

 Total Short-Term Investments (Cost $16,115)                          16,115

 SECURITIES LENDING COLLATERAL  9.6%
Money Market Pooled Account 9.6%
Investment in money market pooled account managed
by JP Morgan Chase Bank, London, 1.32% (USD) #          33,747,928   33,748

Total Securities Lending Collateral (Cost $33,748)                    33,748

 Total Investments in Securities
 113.0% of Net Assets (Cost $380,765)$                                397,590

(1)     Denominated in currency of country of incorporation unless otherwise noted
 #      Seven-day yield
 *      Non-income producing
 ss.    All or a portion of this security is on
        loan at July 31, 2004 - See Note 2
 144A   Security was purchased pursuant to Rule
        144A under the Securities Act of 1933 and may
        be resold in transactions exempt from
        registration only to qualified institutional buyers
        -- total value of such securities at period-end
        amounts to $102 and represents 0.03% of net
        assets
 ADR    American Depository Receipts
 GDR    Global Depository Receipts
 GDS    Global Depository Shares
 HKD    Hong Kong dollar
 NZD    New Zealand dollar
 REIT   Real Estate Investment Trust
 USD    U.S. dollar



The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price International Growth & Income Fund
Unaudited
July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Growth & Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2004, the value of loaned securities was $32,279,000; aggregate collateral consisted of $33,748,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2004, the cost of investments for federal income tax purposes was $380,765,000. Net unrealized gain aggregated $16,823,000 at period-end, of which $24,382,000 related to appreciated investments and $7,559,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




T. Rowe Price International Stock Fund
 (Unaudited)                                                     July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                            Shares          Value
 (Cost and value in $ 000s)


 AUSTRALIA  1.2%
 Common Stocks  0.7%
 BHP Billiton                                           3,684,207       34,153

                                                                        34,153

 Preferred Stocks  0.5%
 News Corporation ss.                                   2,825,772       22,797

                                                                        22,797

Total Australia (Cost $38,640)                                         56,950

 BELGIUM  0.3%
 Common Stocks  0.3%
 Fortis                                                  266,312         5,742

 UCB                                                     163,043         7,503

 Total Belgium (Cost $5,099)                                            13,245

 BRAZIL  1.0%
 Common Stocks  1.0%
 Petroleo Brasileiro (Petrobras) ADR (USD) ss.          778,631         19,972

 Tele Norte Leste Participacoes ADR (USD) ss.           2,089,700       27,291

 Total Brazil (Cost $37,948)                                            47,263

 CANADA  0.3%
 Common Stocks  0.3%
 Research In Motion (USD) *ss.                          272,800         16,824

 Total Canada (Cost $10,648)                                            16,824

 CHINA  0.3%
 Common Stocks  0.3%
 China Telecom (HKD) 144A *                             37,930,000      12,522

 China Telecom (H shares) (HKD)                          13,916,000      4,594

 Total China (Cost $15,313)                                             17,116

 DENMARK  0.6%
 Common Stocks  0.6%
 Novo Nordisk, Series B                                 581,294         29,544

 Total Denmark (Cost $17,352)                                           29,544

FINLAND  0.9%
 Common Stocks  0.9%
 Nokia                                                  3,656,820       41,927

 Total Finland (Cost $4,680)                                            41,927

 FRANCE  14.0%
 Common Stocks  14.0%
 Aventis ss.                                            555,556         43,111

 AXA                                                    1,410,276       28,963

 BNP Paribas ss.                                        897,116         52,217

Compagnie de Saint-Gobain                               599,408         29,279

 Credit Agricole ss.                                    1,822,486       42,976

 France Telecom *                                       1,942,000       48,083

 Groupe Danone ss.                                      295,480         24,351

 Hermes                                                 183,020         35,319

 L'Oreal                                                245,331         17,577

 Lafarge ss.                                             61,452          5,264

 LVMH ss.                                               489,941         33,422

 Sanofi-Synthelabo ss.                                  880,759         58,386

 Schneider Electric                                     542,788         34,513

 Societe Generale ss.                                   276,219         22,664

 Societe Television Francaise 1 ss.                     1,282,837       36,563

 Sodexho Alliance ss.                                   845,799         22,987

 Thomson ss.                                            624,600         11,632

 Total ss.                                              650,267         126,191

 Vivendi Universal *                                    389,876         9,742

 Total France (Cost $423,132)                                          683,240

 GERMANY  2.5%
 Common Stocks  2.5%
 Allianz                                                129,567         12,517

 Bayer                                                   256,332         6,840

 Bayerische Hypo-und Vereinsbank *                       302,973         4,884

 Deutsche Bank                                          248,112         17,239

 E.On                                                   178,271         12,682

 Hypo Real Estate *                                     828,772         25,705

 Rhoen-Klinikum ss.                                      191,564         9,795

 SAP                                                    147,990         23,716

 Siemens                                                 121,471         8,522

Total Germany (Cost $92,519)                                           121,900

 HONG KONG  1.0%
 Common Stocks  1.0%
 Cheung Kong Holdings                                    2,362,000      17,413

 Li & Fung                                               9,892,000      13,697

 Sun Hung Kai Properties                                 2,380,000      20,139

 Total Hong Kong (Cost $49,298)                                         51,249

 INDIA  1.0%
 Common Stocks  1.0%
 Infosys Technologies                                    492,000        16,468

 Oil & Natural Gas *                                      351,800        5,420

 Oil & Natural Gas (Regulation S shares) *                226,300        3,487

 Zee Telefilms                                           7,768,300      23,535

 Total India (Cost $42,714)                                             48,910

 ISRAEL  0.2%
 Common Stocks  0.2%
 Check Point Software Technologies (USD) *                429,360        8,540

 Total Israel (Cost $7,975)                                              8,540

 ITALY  4.7%
 Common Stocks  4.7%
 Alleanza Assicurazioni ss.                              2,470,690      26,455

 Banca Intesa                                            3,016,100      11,176

 Banco Popolare di Verona e Novara ss.                   639,500        10,664

 ENI                                                     3,163,738      65,088

 Mediaset                                                946,471        10,089

 Mediolanum ss.                                           1,326,725      8,125

 Telecom Italia                                           1,172,249      3,476

 Telecom Italia Mobile                                   5,438,712      28,921

 Telecom Italia-RNC                                      8,850,011      19,006

 UniCredito Italiano ss.                                 9,959,698      47,690

 Total Italy (Cost $127,571)                                           230,690

 JAPAN  22.4%
 Common Stocks  22.4%
Canon                                                   1,186,900       57,973

 Credit Saison                                          371,900         11,253

 Dai Nippon Printing                                    2,088,000       29,565

 Daikin Industries                                      662,000         16,316

 Daito Trust Construction ss.                           702,500         26,176

 Daiwa Securities ss.                                   3,486,000       22,880

 Denso                                                  675,400         16,555

 Fanuc                                                  510,000         29,398

 Fujisawa Pharmaceutical                                742,200         17,993

 Funai Electric                                         171,800         24,064

 Hoya                                                   212,400         21,836

 JSR                                                    1,041,900       17,260

 KDDI                                                   8,534           43,599

 Keyence                                                76,900          16,267

 Kirin Brewery ss.                                      1,338,000       13,095

 Kyocera                                                269,300         20,794

 Marui                                                  1,137,500       13,737

 Matsui Securities ss.                                   362,200         9,951

 Mitsubishi                                             4,168,000       40,118

 Mitsubishi Estate                                      1,485,000       16,893

 Mitsui Fudosan ss.                                     4,228,000       46,997

 Mitsui Trust ss.                                       2,466,000       17,270

 NEC                                                    4,019,000       25,079

 Nidec                                                   102,500         9,525

 Nissan Motor                                           2,860,000       30,866

 Nomura                                                 3,832,000       52,573

 Oji Paper ss.                                          2,046,000       13,116

 Orix ss.                                               117,000         12,648

 Rohm                                                   212,400         22,732

 Secom                                                  1,178,000       47,596

 Seven-Eleven Japan                                     1,137,000       34,914

 Shin-Etsu Chemical                                     807,000         27,389

 SMC                                                    118,200         11,568

 Softbank ss.                                           473,900         16,680

 Sumitomo Metal Industries                              13,175,000      14,195

 Sumitomo Mitsui Financial ss.                          7,955           47,926

 Suzuki Motor                                           1,139,000       20,249

 Takefuji ss.                                           186,180         13,373

 Teijin ss.                                             3,546,000       12,322

 Toyota Motor                                           1,045,000       42,035

Trend Micro ss.                                         301,000         12,324

 UFJ *ss.                                               7,655           30,723

 Uniden ss.                                             738,000         15,174

 USS                                                     99,360          8,029

 Yamanouchi Pharmaceutical                              809,800         27,775

 Yamato Transport                                       856,000         13,627

 Total Japan (Cost $1,008,269)                                       1,092,428

 KAZAKHSTAN  0.4%
 Common Stocks  0.4%
 PetroKazakhstan (USD) ss.                              579,594         18,344

 Total Kazakhstan (Cost $15,901)                                        18,344

 MALAYSIA  0.2%
 Common Stocks  0.2%
 Astro All Asia (Ordinary shares) *                      5,079,300       6,122

 Astro All Asia (Regulation S shares) *                  3,619,000       4,362

 Total Malaysia (Cost $9,953)                                           10,484

 MEXICO  1.7%
 Common Stocks  1.7%
 America Movil ADR, Series L (USD)                      636,500         22,742

 Grupo Modelo, Series C                                 7,299,000       18,076

 Grupo Televisa ADR (USD) ss.                           378,700         17,799

 Wal-Mart de Mexico, Series B ss.                       8,781,872       26,790

 Total Mexico (Cost $67,619)                                            85,407

 NETHERLANDS  4.5%
 Common Stocks  4.5%
 Akzo Nobel                                              66,178          2,183

 ASML Holding *ss.                                      1,447,680       20,674

 Fortis (Unified shares) ss.                             430,837         9,387

 ING Groep GDS ss.                                      2,103,490       48,792

 Koninklijke Numico *ss.                                932,918         29,081

 Philips Electronics                                    1,520,567       36,844

 Reed Elsevier ss.                                       556,290         7,108

 Royal Dutch Petroleum ss.                              295,286         14,804

 Royal KPN                                              3,008,600       22,225

Royal KPN, 144A                                          886,400         6,548

 STMicroelectronics ss.                                 644,608         11,974

 Wolters Kluwer GDS                                     757,534         12,741

 Total Netherlands (Cost $134,883)                                     222,361

 NORWAY  0.2%
 Common Stocks  0.2%
 Orkla, Series A ss.                                    465,994         11,211

 Total Norway (Cost $3,220)                                             11,211

 RUSSIA  1.2%
 Common Stocks  1.2%
 AO VimpelCom ADR (USD) *ss.                            146,100         12,777

 Lukoil ADR (1 ADR represents 4 common shares) (USD) ss. 47,600          5,189

 Lukoil ADR (USD) 144A                                  147,260         16,051

 Norilsk Nickel ADR (USD) ss.                           322,000         16,583

 YUKOS ADR (USD) ss.                                     380,224         6,511

 Total Russia (Cost $56,656)                                             57,111

 SINGAPORE  1.0%
 Common Stocks  1.0%
 MobileOne Limited                                      12,239,000      11,033

 United Overseas Bank                                   4,505,592       35,899

 Total Singapore (Cost $36,824)                                         46,932

 SOUTH KOREA  1.4%
 Common Stocks  1.4%
 Kookmin Bank *                                         696,620         19,150

 Samsung Electronics                                    83,907          29,918

 South Korea Telecom                                    129,700         17,634

 Total South Korea (Cost $50,650)                                       66,702

 SPAIN  4.2%
 Common Stocks  4.2%
 Banco Bilbao Vizcaya Argentaria ss.                    3,589,707       47,766

 Banco Santander Central Hispano ss.                    3,103,919       29,501

 Endesa ss.                                             1,019,731       18,550

 Gas Natural ss.                                        833,060         19,233

Gestevision Telecino *ss.                                539,500         8,522

 Inditex ss.                                            974,600         22,302

 Repsol ss.                                             526,826         11,181

 Telefonica                                             2,344,569       34,159

 Telefonica ADR (USD)                                   323,301         14,118

 Total Spain (Cost $151,099)                                           205,332

 SWEDEN  2.6%
 Common Stocks  2.6%
 Electrolux, Series B                                   647,262         11,301

 Hennes & Mauritz, Series B                             1,219,830       31,392

 LM Ericsson *                                          4,925,931       13,158

 Sandvik, Series A                                       84,870          2,914

 Securitas, Series B                                    4,238,936       47,777

 Tele2, Series B ss.                                    567,500         22,554

 Total Sweden (Cost $123,003)                                          129,096

 SWITZERLAND  6.4%
 Common Stocks  6.4%
 Adecco ss.                                             1,236,937       57,442

 Credit Suisse Group *                                  1,466,940       47,078

 Nestle                                                 372,902         95,332

 Roche Holding                                          272,990         26,998

 UBS                                                    1,257,990       84,187

 Total Switzerland (Cost $161,431)                                     311,037

 TAIWAN  0.8%
 Common Stocks  0.8%
 China Trust Finance                                     9,227,370       9,420

 Taiwan Semiconductor Manufacturing                     22,710,862      28,664

 Total Taiwan (Cost $43,725)                                            38,084

 UNITED KINGDOM  23.4%
 Common Stocks  23.4%
 Abbey National                                          736,934         7,601

 AstraZeneca                                            1,492,157       66,803

 Autonomy *                                              615,263         1,869

 British Sky Broadcast                                  1,968,393       21,646

Cadbury Schweppes                                         1,191,674      9,761

 Capita                                                   1,149,500      6,399

 Carnival                                                221,940        10,861

 Centrica                                                4,730,668      20,353

 Compass                                                 11,988,380     69,733

 David S. Smith                                           1,911,072      5,528

 Diageo                                                  2,391,934      29,654

 Electrocomponents                                       2,879,510      17,168

 GlaxoSmithKline                                        7,799,875      158,493

 Hays                                                    10,552,923     23,421

 Hilton Group                                             1,723,470      8,175

 Kesa Electricals                                         1,711,460      8,749

 Kingfisher                                              13,186,440     68,126

 MFI Furniture Group                                     5,891,800      14,148

 Reed Elsevier                                           5,530,866      48,999

 Rio Tinto ss.                                           1,570,253      40,934

 Royal Bank of Scotland Group                           4,421,420      124,348

 Shell Transport & Trading                               11,285,033     81,809

 Standard Chartered                                      879,700        14,555

 Tesco                                                   6,819,672      31,573

 Tomkins                                                 4,659,724      21,383

 Unilever                                                3,589,387      31,701

 United Business Media                                   1,883,809      16,929

 Vodafone Group                                         55,048,946     119,420

 William Morrison Supermarkets                           5,551,000      18,277

 WPP Group                                               4,750,501      43,944

 Total United Kingdom (Cost $965,462)                                1,142,360

 SHORT-TERM INVESTMENTS  1.3%
 Money Market Funds  1.3%
 T. Rowe Price Reserve Investment Fund, 1.33% #          63,629,198     63,629

 Total Short-Term Investments (Cost $63,629)                            63,629

 SECURITIES LENDING COLLATERAL  14.4%
 Money Market Pooled Account 14.4%
 Investment in money market pooled account managed
 by JP Morgan Chase Bank, London (USD), 1.32% #         703,374,490    703,374

 Total Securities Lending Collateral (Cost $703,374)                   703,374

 Total Investments in Securities

114.1% of Net Assets (Cost $4,468,587)$                              5,571,290


(1)     Denominated in currency of country of incorporation unless otherwise noted
 #      Seven-day yield
 *      Non-income producing
 ss.    All or a portion of this security is on
        loan at July 31, 2004 - See Note 2
 144A   Security was purchased pursuant to Rule
        144A under the Securities Act of 1933 and may
        be resold in transactions exempt from
        registration only to qualified institutional buyers
        -- total value of such securities at period-end
        amounts to $35,121 and represents 0.7% of net
        assets
 ADR    American Depository Receipts
 GDS    Global Depository Shares
 HKD    Hong Kong dollar
 USD    U.S. dollar


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price International Stock Fund
Unaudited
July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.
Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2004, the value of loaned securities was $714,404,000; aggregate collateral consisted of $703,374,000 in the money market pooled account and U.S. government securities valued at $41,317,000.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2004, the cost of investments for federal income tax purposes was $4,468,587,000. Net unrealized gain aggregated $1,102,399,000 at period-end, of which $1,360,567,000 related to appreciated investments and $258,168,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




 T. Rowe Price Japan Fund
 (Unaudited) July 31, 2004 PORTFOLIO OF INVESTMENTS (1) Shares       Value
 (Cost and value in $ 000s)


 JAPAN  95.3%
 Common Stocks  95.3%
 Consumer Discretionary  26.0%
 Aisin Seiki                                             115,700       2,530

 As One Corporation *                                    57,500        1,531

 Casio Computer ss.                                      169,000       2,290

 Culture Convenience                                     114,400       1,438

 D&M Holdings *                                          428,000       1,199

 Doshisha                                                51,400        2,178

 Fast Retailing                                          3,300         233

 Fields Corporation *                                    85            392

 NHK Spring                                              328,000       2,103

 Nihon Trim                                              18,200        1,356

 Nissan Motor                                            435,400       4,699

 Nissan Shatai                                           42,000        268

 Nissen                                                  81,400        1,586

 Nitori                                                  37,550        2,316

 Paltac                                                  83,500        1,507

 Point                                                   35,000        852

 Point (New shares) *                                    21,850        532

 Sanei-International                                     28,500        1,021

 SEIKO                                                   247,000       1,721

 Sumitomo Rubber Industries ss.                          237,000       2,060

 Suzuki Motor                                            123,000       2,187

 Takamatsu                                               21,400        567

 Tohokushinsha Film                                      45,100        1,275

 Toyota Motor                                            303,900       12,225

 U's BMB Entertainment                                   306,000       1,486

 USS                                                     40,840        3,300

 Yamaha Motor ss.                                        137,000       2,097

 Total Consumer Discretionary                                          54,949

 Financial  16.4%
 AIFUL                                                   22,200        2,089

 Arnest One (Ordinary shares)                            89,900        2,664

 BSL Corporation                                         405,000       826

 Century Leasing System                                  121,500       1,312

 Daiwa Securities                                        195,000       1,280

 Leopalace21 ss.                                         123,500       2,456

 Matsui Securities ss.                                   73,000        2,006

Mitsubishi Tokyo Financial                               261          2,336

 Mitsui Trust                                            323,000      2,262

 Shoei Company                                           61,700       984

 SMBS Friend Securities *                                503,000      3,116

 Sumitomo Mitsui Financial ss.                           725          4,368

 T&D Holdings *                                          81,650       3,790

 Takefuji                                                48,560       3,488

 UFJ *                                                   398          1,597

 Total Financial                                                      34,574

 Health Care  8.4%
 Hisamitsu Pharmaceutical ss.                            123,000      2,185

 I Rom                                                   644          1,445

 Kuraya Sanseido ss.                                     155,200      2,156

 Nichi-iko Pharmaceutical                                136,000      1,490

 Nihon Kohden                                            101,000      1,305

 Takeda Chemical Industries                              71,100       3,326

 Tsumura & Company ss.                                   123,000      1,776

 Yamanouchi Pharmaceutical                               121,600      4,171

 Total Health Care                                                    17,854

 Industrials & Business Services  13.2%
 Aica Kogyo ss.                                          143,000      1,768

 Central Glass                                           303,000      2,288

 Daikin Industries                                       94,000       2,317

 Kawasaki Kisen Kaisha                                   495,000      2,480

 Mitsubishi                                              272,000      2,618

 Mitsubishi Electric                                     544,000      2,481

 NTN ss.                                                 434,000      2,256

 Phoenix Electric *                                      31,200       1,404

 Ryobi                                                   524,000      1,962

 Secom                                                   62,500       2,525

 Sumitomo Heavy Industries *ss.                          799,000      2,195

 Tomen Electronics                                       24,300       1,189

 Toyota Tsusho ss.                                       224,000      2,333

 Total Industrials & Business Services                                27,816

 Information Technology  15.8%
 Axell Corporation                                       163          1,038

 Canon                                                   147,400      7,200

Citizen Watch ss.                                        229,000      2,278

 Hoya                                                    47,000       4,832

 Keyence ss.                                             11,300       2,390

 Konica Minolta Holdings                                 167,500      2,191

 Macromill *                                             23           154

 Meiko Electronics                                       34,800       928

 Nidec ss.                                               26,600       2,472

 Nihon International Electronics                         94,000       810

 Roland DG Corporation                                   30,200       1,323

 Softbank ss.                                            55,700       1,961

 Trend Micro ss.                                         89,000       3,644

 Yahoo Japan *ss.                                        286          2,270

 Total Information Technology                                         33,491

 Materials  10.4%
 Air Water                                               408,000      2,700

 Arisawa Manufacturing                                   45,200       1,855

 Asahi Kasei                                             461,000      2,024

 JFE Holdings ss.                                        140,200      3,355

 JSP Corporation ss.                                     105,700      1,439

 JSR                                                     120,600      1,998

 Kanto Denka Kogyo                                       351,000      1,699

 Nihon Parkerizing                                       129,000      911

 Tokyo Steel Manufacturing ss.                           86,700       1,323

 Toray Industries                                        500,000      2,370

 Yamato Kogyo                                            186,000      2,248

 Total Materials                                                      21,922

 Telecommunication Services  5.1%
 KDDI                                                    586          2,994

 Nippon Telegraph & Telephone                            443          2,208

 NTT DoCoMo                                              2,230        3,884

 Okinawa Cellular Telephone                              183          1,758

 Total Telecommunication Services                                     10,844

 Total Common Stocks (Cost $190,741)                                  201,450

 SHORT-TERM INVESTMENTS 4.1%
 Money Market Funds  4.1%
 T. Rowe Price Reserve Investment Fund, 1.33% #          8,632,465    8,632

 Total Short-Term Investments (Cost $8,632)                           8,632

SECURITIES LENDING COLLATERAL  14.5%
Money Market Pooled Account 14.5%
Investment in money market pooled account managed
 by JP Morgan Chase Bank, London, 1.32% #                 30,726,207   30,726

 Total Securities Lending Collateral (Cost $30,726)                    30,726

 Total Investments in Securities
 113.9% of Net Assets (Cost $230,099)                             $   240,808

(1)  Denominated in currency of country of
     incorporation unless otherwise noted
 #   Seven-day yield
 *   Non-income producing
 ss. All or a portion of this security is on loan at July 31, 2004 - See Note 2


The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Japan Fund
Unaudited
July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of companies located (or with primary operations) in Japan.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that both the NYSE and the Tokyo Stock Exchange are open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2004 the value of loaned securities was $28,984,000; aggregate collateral consisted of $30,726,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2004 the cost of investments for federal income tax purposes was $230,099,000. Net unrealized gain aggregated $10,698,000 at period-end, of which $17,543,000 related to appreciated investments and $6,845,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




 T. Rowe Price Latin America Fund
 (Unaudited)                                                   July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                             Shares       Value
 (Cost and value in $ 000s)


 ARGENTINA  2.4%
 Common Stocks  2.4%
 Quilmes Industrial ADR (USD), Class B                    75,700       1,156

 Tenaris ADR (USD) ss.                                    103,300      3,673

 Total Argentina (Cost $3,889)                                         4,829

 BRAZIL  47.9%
 Common Stocks  35.9%
 Cia de Concessoes Rodoviaria                             105,300      1,152

 Companhia de Bebidas ADR (USD) ss.                       281,624      5,790

 Companhia Siderurgica Nacional                           230,708      3,353

 Companhia Vale do Rio Doce ADR
 (1 ADR represents 1 common share) (USD) ss.              109,200      5,886

 Companhia Vale do Rio Doce ADR
 (1 ADR represents 1 preference A share) (USD) ss.        135,900      5,993

 Embraer Aircraft ADR (USD) ss.                           110,082      3,148

 Gol - Linhas Aereas Inteligentes ADR (USD) *ss.          21,500       366

 Grupo Pao de Acucar ADR (USD) ss.                        18,900       358

 Natura Cosmeticos *                                      53,200       914

 Petroleo Brasileiro (Petrobras) ADR
 (1 ADR represents 1 preference share) (USD)              945,757      24,259

 Petroleo Brasileiro (Petrobras) ADR
 (1 ADR represents 1 common share) (USD) ss.              70,000       1,979

 Tele Centro Oeste Celular ADR (USD) ss.                  70,966       640

 Tele Norte Leste Participacoes *                         268,001,100  3,298

 Tele Norte Leste Participacoes ADR (USD) ss.             483,400      6,313

 Telesp Celular Participacoes ADR (USD) *ss.              648,200      4,278

 Votorantim Celulose ADR (USD) ss.                        127,400      4,556

                                                                      72,283

 Preferred Stocks  12.0%
 Banco Bradesco                                           99,291       4,602

 Banco Itau Holding Financeira                            108,343,300  10,093

 Caemi Mineracao e Metalurgica *                          4,498,000    1,991

 Cia Energetica Minas Gerais (Cemig)                      247,555,000  4,554

 Cia Suzano de Papel e Celulose                           413,200      1,910

 Gerdau                                                   66,900       954

                                                                       24,104

 Total Brazil (Cost $81,166)                                           96,387

 CHILE  3.2%
Common Stocks  3.2%
 Banco Santander Chile ADR (USD) ss.                      155,766        4,144

 Empresa Nacional de Electricidad ADR (USD) *ss.          100,400        1,322

 Enersis ADR (USD) *ss.                                   81,000         482

 Vina Concha Y Toro ADR (USD) ss.                         10,900         535

 Total Chile (Cost $5,519)                                              6,483

 MEXICO  40.5%
 Common Stocks  40.5%
 America Movil ADR, Series L (USD)                       623,776        22,288

 Cemex                                                   1,095,926      6,197

 Consorcio ARA *                                         1,011,700      2,749

 Controladora Comercial Mexicana                         2,160,000      2,177

 Grupo Aeroportuario del Sureste ADR (USD)               186,100        3,964

 Grupo Financiero Banorte                                839,500        3,090

 Grupo Modelo, Series C                                  1,991,200      4,931

 Grupo Televisa ADR (USD) ss.                            197,800        9,297

 Kimberly-Clark de Mexico, Series A                      438,241        1,179

 Telmex ADR (USD) ss.                                    349,376        10,789

 Urbi Desarrollos Urbanos *                              810,700        2,800

 Wal-Mart de Mexico, Series B                            3,886,474      11,856

 Total Mexico (Cost $54,758)                                            81,317

 PERU  1.8%
 Common Stocks  1.8%
 Compania de Minas Buenaventura ADR, Series B (USD)      169,600        3,651

 Total Peru (Cost $1,437)                                               3,651

 SHORT-TERM INVESTMENTS  4.2%
 Money Market Funds  4.2%
 T. Rowe Price Reserve Investment Fund, 1.33% #          8,353,179      8,353

 Total Short-Term Investments (Cost $8,353)                             8,353

 SECURITIES LENDING COLLATERAL  10.9%
 Money Market Pooled Account 10.9%
 Investment in money market pooled account managed
 by JP Morgan Chase Bank, London (USD), 1.32%  #         21,995,668     21,996

 Total Securities Lending Collateral (Cost $21,996)                     21,996

Total Investments in Securities
 110.9% of Net Assets (Cost $177,118)                             $    223,016

(1)    Denominated in currency of country of
       incorporation unless otherwise noted
 #     Seven-day yield
 *     Non-income producing
 ss.   All or a portion of this security is on
       loan at July 31, 2004 - See Note 2
 ADR   American Depository Receipts
 USD   U.S. dollar


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Latin America Fund
Unaudited
July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Latin America Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets The fund may invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2004, the value of loaned securities was $21,587,000; aggregate collateral consisted of $21,996,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2004, the cost of investments for federal income tax purposes was $177,118,000. Net unrealized gain aggregated $45,895,000 at period-end, of which $48,628,000 related to appreciated investments and $2,733,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




 T. Rowe Price New Asia Fund
 (Unaudited)                                                   July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                             Shares       Value
 (Cost and value in $ 000s)


 CHINA  6.2%
 Common Stocks  6.2%
 China Insurance (HKD)                                    10,628,000   4,394

 China Resources Enterprise (HKD) ss.                     5,304,000    6,528

 China Telecom (HKD) 144A *                               11,854,000   3,913

 China Telecom (H shares) (HKD)                           13,890,000   4,586

 Cnooc (HKD)                                              22,331,000   10,736

 Comba Telecom Systems (HKD)                              3,254,000    1,742

 Pacific Basin Shipping (HKD) 144A *                      5,662,000    1,670

 Pacific Basin Shipping (HKD) *                           5,318,000    1,568

 Panva Gas Holdings (HKD) 144A *                          7,347,000    3,155

 Panva Gas Holdings (HKD) *                               4,279,000    1,838

 Shanghai Forte Land Company (H shares) (HKD) ss.*        18,566,000   4,261

 tom.com (HKD) ss.*                                       26,182,000   6,009

 Total China (Cost $49,699)                                            50,400

 HONG KONG  15.1%
 Common Stocks  15.1%
 Dah Sing Bank (Regulation S shares) *                    2,984,000    5,394

 Dah Sing Banking (Reserved shares) *                     106,880      193

 Dah Sing Financial                                       534,400      3,289

 Esprit Holdings                                          1,933,001    8,624

 Giordano                                                 14,126,000   8,557

 Grande Holdings 144A                                     4,556,000    4,089

 Grande Holdings (Restricted Shares)                      1,084,000    973

 Great Eagle ss.                                          2,959,000    5,330

 Henderson Land Development ss.                           2,277,000    10,013

 Johnson Electric                                         4,263,500    4,318

 Li & Fung                                                5,646,000    7,818

 Lifestyle International *                                3,776,500    5,157

 Moulin International Holdings 144A                       1,736,000    1,024

 Moulin International Holdings (Restricted shares)        4,894,000    2,886

 New World Development                                    10,578,199   8,544

 Next Media *                                             9,738,000    3,621

 Oriental Press Group                                     12,592,000   4,803

 PCCW Limited *                                           12,039,000   8,258

 Shun Tak Holdings ss.                                    9,660,000    4,830

 Swire Pacific ADR, Series A                              1,817,500    12,117

 Television Broadcast                                     1,705,000    6,995

Varitronix                                                5,465,000    5,115

 Total Hong Kong (Cost $116,225)                                       121,948

 INDIA  15.2%
 Common Stocks  15.2%
 Arvind Mills *                                          3,942,000      6,477

 Balaji Telefilms                                        2,480,923      4,012

 Ballarpur Industries                                    2,609,338      3,657

 Bombay Dyeing                                           1,604,100      5,258

 CESC *                                                  1,283,300      3,120

 Colgate-Palmolive (India)                               1,987,468      6,279

 Gujarat Mineral Development                             510,797        2,100

 HDFC Bank                                               1,473,872      11,920

 Himatsingka Seide                                       167,604        1,232

 Hindalco Industries                                     191,290        4,533

 I-Flex Solutions *                                      223,423        2,549

 I-Flex Solutions 144A *                                 287,270        3,277

 Indian Hotels                                           815,690        6,316

 Kotak Mahindra Finance                                  1,333,667      10,231

 Mahindra & Mahindra                                     461,300        4,486

 Moschip Semiconductor *                                 1,243,431      861

 Oil & Natural Gas *                                     243,000        3,744

 Oil & Natural Gas (Regulation S shares) *               157,000        2,419

 Petronet LNG *                                          8,481,596      4,033

 Power Trading                                           2,419,900      2,601

 State Trading Corp of India                             386,233        587

 Tata Tea                                                673,800        6,101

 Televison Eighteen India *+                             958,451        3,309

 Uti Bank                                                1,896,000      5,229

 Welspun Gujarat Stahl *                                 3,728,845      2,617

 Welspun India *                                         1,889,154      3,489

 Zee Telefilms                                           3,973,371      12,038

 Total India (Cost $98,126)                                            122,475

 INDONESIA  0.9%
 Common Stocks  0.9%
 INDOSAT                                                 15,489,500     6,994

 Total Indonesia (Cost $6,585)                                          6,994

JAPAN  0.1%
 Common Stocks  0.1%
 Sansui Electric (Ordinary shares) *                     2,820,000      760

 Total Japan (Cost $874)                                                760

 MALAYSIA  9.5%
 Common Stocks  9.5%
 Astro All Asia (Ordinary shares) *                      3,846,400      4,636

 Astro All Asia (Regulation S shares) *                  1,845,000      2,224

 Berjaya Sports Toto                                     6,193,250      6,030

 CIMB Berhad                                             3,480,600      4,946

 Hong Leong Bank                                         3,987,900      5,352

 Hwang-DBS (Malaysia)                                    6,000,000      2,510

 IJM                                                     3,603,600      4,476

 Magnum                                                  7,057,600      4,494

 Malayan Banking Berhad                                  2,219,600      6,250

 MK Land Holdings                                        6,450,800      4,295

 Multi Purpose Holdings, Warrants, 2/26/09 *             1,081,790      141

 Multi-Purpose Holdings *                                9,904,700      3,050

 Pos Malaysia & Services Holdings                        4,390,600      2,473

 Public Bank BHD                                         2,978,450      5,487

 Redtone International                                   6,291,200      3,261

 Sime Darby                                              3,122,600      4,602

 Symphony House *                                        7,945,500      1,840

 Symphony House, Warrants, 4/28/09 *                     1,399,080      109

 Telekom Malaysia                                        1,626,000      4,407

 Telekom Malaysia (Regulation S shares)                  685,000        1,857

 Transmile Group                                         2,181,700      4,191

 Total Malaysia (Cost $73,197)                                          76,631

 SINGAPORE  8.5%
 Common Stocks  8.5%
 Ascendas, REIT                                          3,642,000      3,114

 Ascendas, REIT (Regulation S shares) *                  1,700,000      1,453

 Ascendas, REIT 144A                                     5,905,000      5,048

 Capitamall Trust, REIT                                  6,726,500      6,611

 Creative Technology                                     404,200        4,114

 DBS Group                                               1,004,000      9,051

 GES International                                       10,700,000     4,232

Goodpack                                                 6,792,000      3,792

 Keppel                                                  1,536,000      6,521

 Sembcorp                                                4,136,000      3,103

 United Overseas Bank                                    1,907,000      15,194

 Venture Manufacturing                                   656,000        6,181

 Total Singapore (Cost $61,865)                                         68,414

 SOUTH KOREA  23.3%
 Common Stocks  20.7%
 Amorepacific                                            60,870       10,826

 CJ Home Shopping                                        147,840      3,224

 Hanaro Telecom ADR *                                    1,237,768    2,593

Hyundai Fire Marin ss.                                   1,019,300    3,138

 Kookmin Bank *                                          605,546      16,647

 Kookmin Bank ADR (USD) *                                68,800       1,898

 Korean Air Lines *                                      314,600      3,833

 Kumgang Korea Chemical                                  82,990       7,877

 LG Ad                                                   231,730      3,844

 LG Chemical                                             138,820      4,623

 LG Electronics ss.*                                     92,050       3,833

 LG Home Shopping                                        74,500       2,261

 Lotte Chilsung Beverage                                 13,480       7,988

 NCsoft *                                                63,610       4,650

 Plenus                                                  322,900      2,482

 S Oil                                                   206,970      9,132

 Samsung Electronics ss.                                 122,972      43,847

 Shinhan Financial ss.                                   546,200      7,963

 Shinsegae ss.                                           36,190       8,433

 SK Corporation *                                        192,100      7,769

 South Korea Telecom                                     73,290       9,964

                                                                      166,825

 Preferred Stocks  2.6%
 Hyundai Motor                                            463,310      10,379

 Samsung Electronics                                      42,930       10,572

                                                                       20,951

 Total South Korea (Cost $138,857)                                     187,776

 TAIWAN  13.7%
 Common Stocks  13.7%
Acer *                                                 5,670,442        7,274

 Advantech                                             2,370,023        4,637

 Basso Industry *                                      2,063,000        3,975

 Cathay Financial Holding                              8,945,000        14,737

 Cheng Shin Rubber Industry *                          4,417,976        5,628

 China Trust Finance                                   10,018,516       10,228

 EVA Airways                                           10,024,851       3,716

 Evergreen Marine                                      3,725,460        2,740

 Far Eastern Department Stores                         606,000          276

 Far Eastern Textile *                                 5,853,000        3,117

 Far Eastone Telecom *                                 3,485,730        3,446

 First Financial Holdings *                            7,313,000        4,841

 Formosa Plastic *                                     43,940           61

 Merry Electronics *                                   2,583,960        5,588

 Quanta Computer *                                     2,896,329        4,687

 Taishin Financial Holdings *                          8,985,000        6,873

 Taiwan Cellular                                       4,359,000        3,924

 Taiwan Semiconductor Manufacturing                    10,647,188       13,438

 Test Rite *                                           8,187,000        4,287

 Via Technologies                                      6,821,000        4,897

 Waffer Technology *                                   959,000          1,693

 Total Taiwan (Cost $111,987)                                          110,063

 THAILAND  3.2%
 Common Stocks  3.2%
 Bangkok Bank NVDR ss.*                                1,904,200        4,240

 C.P. 7-Eleven                                         3,479,400        5,305

 Jasmine *                                             102,875,000      1,793

 Jasmine, Warrants, 1/30/09 *                          102,875,000      871

 Kasikornbank Public NVDR ss.*                         4,053,500        4,586

 Shin ss.                                              6,884,100        6,206

 Siam Commercial Bank                                  2,907,200        3,201

 True Corp., Rights *                                  1,597,894        0

 Total Thailand (Cost $17,358)                                          26,202

 UNITED KINGDOM  0.5%
 Common Stocks  0.5%
 HSBC (HKD) ss.                                        266,034          3,922

 Total United Kingdom (Cost $3,780)                                     3,922

SHORT-TERM INVESTMENTS  2.0%
 Money Market Funds  2.0%
 T. Rowe Price Reserve Investment Fund, 1.33% #          15,950,655     15,951

 Total Short-Term Investments (Cost $15,951)                            15,951

 SECURITIES LENDING COLLATERAL  3.7%
 Money Market Pooled Account 3.7%
 Investment in money market pooled account managed
 by JP Morgan Chase Bank, London (USD), 1.32% #          30,068,288     30,068

 Total Securities Lending Collateral (Cost $30,068)                     30,068

 Total Investments in Securities
 101.9% of Net Assets (Cost $724,572)                               $  821,604

(1)      Denominated in currency of country of incorporation unless otherwise noted
 #       Seven-day yield
 *       Non-income producing
 ss.     All or a portion of this security is on
         loan at July 31, 2004 - See Note 2
 +       Affiliated company - See Note 2.
 144A    Security was purchased pursuant to Rule
         144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at
         period-end amounts to $22,176 and represents 2.8% of net assets
 ADR     American Depository Receipts
 HKD     Hong Kong dollar
 NVDR    Non Voting Depository Receipt
 REIT    Real Estate Investment Trust
 USD     U.S. dollar


The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price New Asia Fund
Unaudited
July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in companies located (or with primary operations) in Asia (excluding Japan).

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2004, the value of loaned securities was $60,945,000; aggregate collateral consisted of $30,068,000 in the money market pooled account and U.S. government securities valued at $36,895,000.

Affiliated Companies The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At July 31, 2004, the value of affiliated companies totaled $3,309,000, representing 0.4% of the value of the fund's investments in securities.

NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2004, the cost of investments for federal income tax purposes was $724,572,000. Net unrealized gain aggregated $96,925,000 at period-end, of which $143,296,000 related to appreciated investments and $46,371,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.


Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                             SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     September 17, 2004